     As filed with the Securities and Exchange Commission on December 28, 1995
                              1933 Act Registration No. 33-82568
                              1940 Act Registration No. 811-8106

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ X ]

                  Pre-Effective Amendment No.   _____    [     ]

                  Post-Effective Amendment No.  __2__    [  X  ]
                        and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [  X  ]

                  Amendment No.  __4__                 [  X  ]
                           (Check appropriate box or boxes)

                           NEUBERGER & BERMAN EQUITY ASSETS
               (Exact Name of the Registrant as Specified in Charter)
                                   605 Third Avenue
                            New York, New York 10158-0180
                      (Address of Principal Executive Offices)

         Registrant's Telephone Number, including area code: (212) 476-8800

                             Lawrence Zicklin, President
                           Neuberger & Berman Equity Assets
                             605 Third Avenue, 2nd Floor
                           New York, New York  10158-0180

                               Arthur C. Delibert, Esq.
                             Kirkpatrick & Lockhart LLP
                               South Lobby - 9th Floor
                                 1800 M Street, N.W.
                             Washington, D.C. 20036-5891
                     (Names and Addresses of agents for service)

           Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

     It is proposed that this filing will become effective:
     __X__  immediately upon filing pursuant to paragraph (b)
     _____  on __________ pursuant to paragraph (b)
     _____  60 days after filing pursuant to paragraph (a)(1)
     _____  on __________ pursuant to paragraph (a)(1)
     _____  75 days after filing pursuant to paragraph (a)(2)
     _____  on __________ pursuant to paragraph (a)(2)

           Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940.

           Neuberger & Berman Equity Assets is a "master/feeder fund." This Post-Effective Amendment No. 2 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                                           Page _______ of _______
                                           Exhibit Index Begins on
                                           Page _______

                           NEUBERGER & BERMAN EQUITY ASSETS

               CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 2 ON FORM N-1A

           This Post-Effective Amendment consists of the following papers and documents:

     Cover Sheet

     Contents of Post-Effective Amendment No. 2 on Form N-1A

     Cross Reference Sheet

     Neuberger & Berman Socially Responsive Trust
     --------------------------------------------
           Part A - Prospectus

           Part B - Statement of Additional Information

           Part C - Other Information

     Signature Pages

     Exhibits

           No change is intended to be made by this Post-Effective Amendment No. 2 to the prospectus or statement of additional information for Neuberger & Berman Manhattan Assets, Neuberger & Berman Focus Assets, Neuberger & Berman Guardian Assets, and Neuberger & Berman Partners Assets.

                           NEUBERGER & BERMAN EQUITY ASSETS
                     POST-EFFECTIVE AMENDMENT NO. 2 ON FORM N-1A


                                Cross Reference Sheet

                This cross reference sheet relates to the Prospectus
                    and Statement of Additional Information for:

                    NEUBERGER & BERMAN SOCIALLY RESPONSIVE TRUST


                 Form N-1A Item No.             Caption in Part A Prospectus
                 ------------------             ----------------------------


       Item 1.      Cover Page                  Front Cover Page

       Item 2.      Synopsis                    Expense Information; Summary

       Item 3.      Condensed Financial         Performance Information
                    Information

       Item 4.      General Description of      Investment Program; Description of
                    Registrant                  Investments; Special  Information
                                                Regarding Organization, Capitalization,
                                                and Other Matters

       Item 5.      Management of the Fund      Management and Administration; Other
                                                Information; Back Cover Page

       Item 6.      Capital Stock and Other     Front Cover Page; Dividends, Other
                    Securities                  Distributions, and Taxes; Special
                                                Information Regarding Organization,
                                                Capitalization, and Other Matters

       Item 7.      Purchase of Securities      Shareholder Services; Share Information;
                    Being Offered               Management and Administration

       Item 8.      Redemption or Repurchase    Shareholder Services; Share Information

       Item 9.      Pending Legal               Not Applicable
                    Proceedings






                                                Caption in Part B
                 Form N-1A Item No.             Statement of Additional Information
                 ------------------             ------------------------------------

       Item 10.     Cover Page                  Cover Page

       Item 11.     Table of Contents           Table of Contents

       Item 12.     General Information and     Not Applicable
                    History

       Item 13.     Investment Objectives       Investment Information; Certain Risk
                    and Policies                Considerations

       Item 14.     Management of the Fund      Trustees and Officers

       Item 15.     Control Persons and         Not Applicable
                    Principal Holders of
                    Securities

       Item 16.     Investment Advisory and     Investment Management and Administration
                    Other Services              Services; Trustees and Officers;
                                                Distribution Arrangements; Reports To
                                                Shareholders; Custodian and Transfer
                                                Agent; Independent Accountants

       Item 17.     Brokerage Allocation        Portfolio Transactions

       Item 18.     Capital Stock and Other     Investment Information; Additional
                    Securities                  Redemption Information; Dividends and
                                                Other Distributions

       Item 19.     Purchase and Redemption     Additional Exchange Information;
                                                Additional Redemption Information;
                                                Distribution Arrangements

       Item 20.     Tax Status                  Dividends and Other Distributions;
                                                Additional Tax Information

       Item 21.     Underwriters                Investment Management and Administration
                                                Services; Distribution Arrangements

       Item 22.     Calculation of              Performance Information
                    Performance Data

       Item 23.     Financial Statements        Financial Statements





                                       Part C
                                       ------
          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 2.

     Neuberger&Berman
     EQUITY ASSETS
       Neuberger & Berman SOCIALLY RESPONSIVE TRUST[Servicemark]

     _________________________________________________________________

     A No-Load Equity Fund


     NEUBERGER&BERMAN SOCIALLY RESPONSIVE TRUST[SERVICEMARK] ("Fund") is an equity fund that seeks long-term capital appreciation through investments primarily in securities of companies that meet both financial and social criteria.

           The Fund was created for investors who are concerned about the relationship between business and society and are seeking to invest their assets in a manner consistent with their social sensibilities.

           You can buy, own, and sell fund shares only through an account with a broker-dealer, pension plan administrator, or other institution (each an "Institution") which provides accounting, recordkeeping, and other services to investors and which has an administrative services agreement with Neuberger&Berman Management Incorporated ("N&B Management").

     ______________________________________________________________

           The Fund invests all of its net investable assets in the Neuberger&Berman Socially Responsive Portfolio ("Portfolio") of Equity Managers Trust ("Managers Trust"), an open-end management investment company managed by N&B Management. The Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. The investment performance of the Fund directly corresponds with the investment performance of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page 7.

           The Portfolio seeks to achieve its objective by investing in securities considered by N&B Management to be undervalued in relation to recognized measures of fundamental economic values, such as earnings, cash flow, tangible book value, and asset value. For a description of the investment policies and techniques of the Portfolio, see "Investment Program" and "Description of Investments."

           The Fund is a no-load mutual fund, so you pay no sales commissions or other charges when you buy or redeem shares. The Fund does not pay "12b-1 fees" to promote or distribute its shares.

           Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of

     Additional Information ("SAI") about the Fund and Portfolio, dated December 28, 1995, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy by calling N&B Management at 800-877-9700.


           Prospectus Dated December 28, 1995


           MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                            Page
                                                                            ----
SUMMARY  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1
           The Fund and Portfolio; Risk Factors    . . . . . . . . . . . .     1
           The Neuberger&Berman Investment Approach  . . . . . . . . . . .     2

EXPENSE INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . .     2
           Shareholder Transaction Expenses    . . . . . . . . . . . . . .     2
           Annual Fund Operating Expenses  . . . . . . . . . . . . . . . .     3

INVESTMENT PROGRAM . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
           Social Policy   . . . . . . . . . . . . . . . . . . . . . . . .     5
           Short-Term Trading; Portfolio Turnover    . . . . . . . . . . .     6
           Borrowings  . . . . . . . . . . . . . . . . . . . . . . . . . .     6

PERFORMANCE INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . .     7
           Total Return Information    . . . . . . . . . . . . . . . . . .     7

SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER
           MATTERS   . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
           The Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
           The Portfolio   . . . . . . . . . . . . . . . . . . . . . . . .     8






SHAREHOLDER SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . .     9
           How to Buy Shares   . . . . . . . . . . . . . . . . . . . . . .     9
           How to Sell Shares  . . . . . . . . . . . . . . . . . . . . . .    10
           Exchanging Shares   . . . . . . . . . . . . . . . . . . . . . .    11

SHARE INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
           Share Prices and Net Asset Value    . . . . . . . . . . . . . .    11

DIVIDENDS, OTHER DISTRIBUTIONS,
     AND TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
           Distribution Options    . . . . . . . . . . . . . . . . . . . .    11
           Taxes   . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12

MANAGEMENT AND ADMINISTRATION  . . . . . . . . . . . . . . . . . . . . . .    13
           Trustees and Officers   . . . . . . . . . . . . . . . . . . . .    13
           Investment Manager, Administrator, Distributor,
                  and Sub-Adviser  . . . . . . . . . . . . . . . . . . . .    13
           Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . .    14
           Transfer Agent  . . . . . . . . . . . . . . . . . . . . . . . .    14

DESCRIPTION OF INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . .    15

OTHER INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    18
           Investment Manager, Administrator, and Distributor  . . . . . .    18
           Sub-Adviser   . . . . . . . . . . . . . . . . . . . . . . . . .    18
           Custodian and Transfer Agent  . . . . . . . . . . . . . . . . .    18
           Legal Counsel   . . . . . . . . . . . . . . . . . . . . . . . .    18
           Funds Eligible for Exchange   . . . . . . . . . . . . . . . . .    18

     SUMMARY

     The Fund and Portfolio; Risk Factors

           The Fund is a series of Neuberger&Berman Equity Assets (the "Trust") and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies and limitations identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:


                                     Shareholders
                                                 BUY SHARES IN
                                         Fund
                                                    INVESTS IN
                                      Portfolio
                                                    INVESTS IN
                             Stocks and Other Securities



           The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce expenses. The Portfolio seeks long-term capital appreciation by investing primarily in securities considered by N&B Management to be undervalued relative to the market as a whole and whose issuers meet certain social criteria established by N&B Management ("Social Policy"). N&B management evaluates companies to determine if they meet the Social Policy by analyzing their policies, practices, products, and services in the following major areas of concern: the environment and workplace diversity and employment. Companies are also evaluated to determine if they meet other aspects of the Social Policy, such as public health, type of products, and corporate citizenship. The Portfolio does not invest in companies which derive a significant portion of their total annual revenue from the following industries: nuclear power, tobacco, alcohol, gambling, or weapons. The Portfolio will seek to dispose of a security as soon as reasonably practicable when the issuer no longer meets the Social Policy, even though a sale at that time might not be desirable from a purely financial standpoint.


           For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters." An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page 4, "Social Policy" on page 5, and "Description of Investments" on page 15.

     INVESTMENT STYLE.  Broadly diversified, large-cap value fund.


     PORTFOLIO CHARACTERISTICS. Seeks long-term capital appreciation by investing in common stocks of companies that meet both financial and social criteria.


     MANAGEMENT. N&B Management, with the assistance of Neuberger&Berman, L.P. ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page 13. If you want to know how to buy and sell shares of the Fund or exchange them for shares of other Neuberger&Berman Funds[SERVICEMARK] made available through an Institution, see "Shareholder Services - How to Buy Shares" on page 9, "Shareholder Services - How to Sell Shares" on page 10, "Shareholder Services - Exchanging Shares" on page 11, and the policies of the Institution through which you are purchasing shares.


     The Neuberger&Berman Investment Approach


           In general, Neuberger&Berman Socially Responsive Portfolio adheres to a value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for less than their perceived market value. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.


           Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio - that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).


           Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

     EXPENSE INFORMATION

           This section gives you certain information about the expenses of the Fund and the Portfolio. See "Performance Information" for important facts about investment performance of the Fund, after taking expenses into account.

     Shareholder Transaction Expenses

           As shown by this table, you pay no transaction charges when you buy or sell Fund shares.

Sales Charge Imposed on Purchases                            NONE
Sales Charge Imposed on Reinvested Dividends                 NONE
Deferred Sales Charges                                       NONE
Redemption Fees                                              NONE
Exchange Fees                                                NONE

     Annual Fund Operating Expenses
     (as a percentage of average net assets)

           The following table shows anticipated Total Operating Expenses for the Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the Operating Expenses of the Portfolio. These expenses are borne indirectly by Fund shareholders. The Fund pays N&B Management an administration fee, based on the Fund's average daily net asset value. The Portfolio pays N&B Management a management fee, based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. Therefore, the table combines management and administration fees. The Fund and the Portfolio also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Fund's expenses are factored into its share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.


          Management and       12b-1       Other Expenses      Total Operating
       Administration Fees      Fees        (estimated)           Expenses

              0.94%*            None           0.46%               1.40%*


     * (Reflects N&B Management's expense reimbursement undertaking described below)

           Anticipated Total Operating Expenses for the Fund are annualized projections based upon current administration fees for the Fund and management fees for the Portfolio, with "Other Expenses" being estimated amounts for the current fiscal year. The trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio. The trustees of the Trust also believe that investment in the Portfolio by investors in addition to the Fund may enable the Fund to achieve economies of scale which could reduce expenses. The expenses and returns of other funds that may invest in the Portfolio may differ from those of the Fund.


           The table reflects N&B Management's voluntary undertaking to reimburse the Fund for its Operating Expenses and its pro rata share of the Portfolio's Operating Expenses which, in the aggregate, exceed 1.40% per annum of the Fund's average daily net assets. Absent the reimbursement, Management and Administration Fees would be 0.95% per annum of the Fund's average daily net assets and anticipated aggregate Fund and Portfolio Total Operating Expenses would be 1.41% per annum of the average daily net assets of the Fund. The Management Fee paid by the Portfolio is 0.55% of average daily net assets at current asset levels.

     Example

           To illustrate the effect of Operating Expenses, let's assume that the Fund's annual return is 5% and that it had annual Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:


                                1 Year        3 Years

                                  $14           $44


           The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. THE INFORMATION IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

     INVESTMENT PROGRAM

           The investment policies and limitations of the Fund and the Portfolio are identical. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments," on page 15.



           Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI.

     While a non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval, the Fund intends to notify shareholders before making any material change to such policies or limitations. Fundamental policies and limitations may not be changed without shareholder approval.

           Additional investment techniques, features, and limitations concerning the Portfolio's investment program are described in the SAI.

           The investment objective of the Fund and Portfolio is to seek long-term capital appreciation by investing primarily in securities of companies that meet both financial criteria and the Social Policy. This investment objective is not fundamental. The Fund intends to notify shareholders 30 days in advance of making any change in its investment objective. There can be no assurance that the Fund or Portfolio will achieve its objectives. The Fund by itself does not represent a comprehensive investment program.


           In seeking capital appreciation, the Portfolio generally follows a value-oriented investment approach to the selection of individual securities. Prospective investments are first subjected to detailed financial analysis and are not studied further unless N&B Management believes that they are currently undervalued relative to the issuer's assets and potential earning power.


           The Portfolio expects to be nearly fully invested at all times, primarily in common stock. It may also invest in convertible securities and preferred stock and in foreign securities and American Depositary Receipts ("ADRs") of foreign companies that meet the Social Policy. However, any part of the Portfolio's assets may be retained temporarily in investment grade debt securities and other investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents, when N&B Management believes that significant adverse market, economic, political or other circumstances require prompt action to avoid losses. In addition, because of the master/feeder fund structure, the Fund and the Portfolio deal with large institutional investors, and the Portfolio may hold such instruments pending investment or payout when the Portfolio has received a large influx of cash due to sales of Fund shares, or shares of other funds that invest in the Portfolio, or when it anticipates a substantial redemption. Generally, the foregoing temporary investments are selected with a concern for the social impact of each investment. On occasion, deposits with community banks and credit unions may be considered for investment. Under normal conditions, at least 65% of the Portfolio's total assets are invested in accordance with the Social Policy, and at least 65% of total assets are invested in equity securities.

           The Portfolio may also engage in portfolio management techniques that are not subject to the Social Policy, such as selling short against-the-box, lending securities, and purchasing and selling put and call options on securities or currencies, futures contracts, options on futures contracts, and forward contracts.

     Social Policy

           Companies deemed acceptable from a financial standpoint are evaluated by N&B Management using a proprietary database that Neuberger&Berman has designed to develop and monitor information on companies in various categories of social criteria. N&B Management seeks to invest in issuers that show leadership in the following major areas of social impact: environment and workplace diversity and employment. N&B Management also evaluates investments based on companies' records in other areas of concern: public health, type of products, and corporate citizenship.


           The Portfolio's social orientation is predicated in part on the belief that good corporate citizenship is good business; that is, good policies with respect to such social criteria as employment and environmental practices may often have a positive impact on the company's "bottom line." N&B Management recognizes, however, that many social criteria represent goals rather than achievements and that goals are often difficult to quantify. In each area, N&B Management seeks to elicit and understand management's vision of the company's social role, giving weight to enlightened, progressive policies. N&B Management attempts to assess the objectivity of all information included in the database. However, decisions made by N&B Management inevitably involve some level of subjective judgment.

           N&B Management seeks to invest in companies that show leadership in addressing environmental problems effectively and in promoting progressive workplace policies, especially as they affect women and minorities. It seeks to identify companies committed to improving their environmental performance by examining their policies and programs in such areas as energy conservation, pollution reduction and control, waste management, recycling, and careful stewardship of natural resources. In a similar manner, N&B Management seeks to identify companies whose policies and practices recognize the importance of human resources to corporate productivity and the centrality of the work experience to the quality of life of all employees. N&B Management seeks to invest in companies which demonstrate leadership in such areas as providing and promoting equal opportunity, investing in the training and re-training of workers, promoting a safe working environment, providing family-oriented flexible benefits, and involving workers in job and workflow engineering.

           In making investment decisions, N&B Management takes into account a company's record as a member of the various communities of which it is a part and its commitment to product quality and value. Currently, the Social Policy screens out any company which derives more than (i) 5% of its total annual revenue from manufacturing and selling alcohol and/or tobacco, (ii) 5% of its total annual revenue from sales in or services related to gambling, or (iii) 10% of its total annual revenue from the manufacturing of weapons systems. Additionally, the Portfolio does not invest in any company which derives its total annual revenue primarily from non-consumer sales to the military, or which owns or operates one or more nuclear power facilities or is a major supplier of nuclear power services.


           The information used by N&B Management in evaluating prospective investments for conformity with the Social Policy is obtained primarily from services that specialize in reporting information from issuers or from agencies that oversee issuers' activities or compliance with laws and regulations. Additionally, the information may come from public interest groups and from N&B Management's discussions with company representatives.


           Not every issuer selected by N&B Management will demonstrate leadership in each category of the Social Policy. The social records of most companies are written in shades of gray. For example, a company may have a progressive record in employee relations and community affairs but a poor one on product marketing issues. Another company may have a mixed record within a single area. Finally, it is often difficult to distinguish between a substantive commitment and public relations. This principle works both ways: there are many companies with excellent records on social issues that maintain a low profile for one reason or another. Taking these factors into consideration, N&B Management emphasizes the overall direction that companies take toward demonstrating leadership in the areas of social impact, paying particular attention to progress achieved toward these goals.

           If securities held by the Portfolio no longer satisfy the Social Policy, the Portfolio will seek to dispose of the securities as soon as reasonably practicable, which may cause the Portfolio to sell the securities at a time not desirable from a purely financial standpoint.

     Short-Term Trading; Portfolio Turnover

           Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio securities when N&B Management believes such action is advisable. The estimated annual turnover rate of the Portfolio generally will not exceed 100%.

     Borrowings

           The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio does not expect to borrow money. As a non-fundamental policy, the Portfolio may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

     PERFORMANCE INFORMATION

           The performance of the Fund is commonly measured as total return. Total return is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividend income, other distributions, and variations in share prices from the beginning to the end of a period.


           An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out variations in performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

     Total Return Information

           You can obtain current performance information about the Fund by calling N&B Management at 800-877-9700.

     SPECIAL INFORMATION REGARDING ORGANIZATION,
     CAPITALIZATION, AND OTHER MATTERS

     The Fund

           The Fund is a separate series of Neuberger&Berman Equity Assets ("Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated October 18, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has five separate series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares, without the approval of shareholders. The assets of a series belong only to that series, and the liabilities of a series are borne solely by that series and no other.

     DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

     The Portfolio

           The Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate portfolios. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.


     FUND'S INVESTMENT IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities. Historically, N&B Management, which is the administrator of the Fund and investment manager of the Portfolio, has sponsored, with Neuberger&Berman, traditionally structured funds since 1950. However, it has operated 12 master funds and 20 feeder funds since August 1993 and now operates 21 master funds and 30 feeder funds. This "master/feeder fund" structure is depicted in the "Summary" on page 1.


           The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. Neuberger&Berman Socially Responsive Fund, a mutual fund that is a series of Neuberger & Berman Equity Funds ("N&B Equity Funds"), invests all of its net investable assets in the Portfolio. Neuberger&Berman NYCDC Socially Responsive Trust, a mutual fund that is a series of Neuberger&Berman Equity Trust ("N&B Equity Trust") invests all of its net investable assets in the Portfolio. The shares of Neuberger&Berman Socially Responsive Fund (but not of Neuberger&Berman NYCDC Socially Responsive Trust) are available for purchase by members of the general public. The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. The Fund does not sell its shares directly to members of the general public. Other investors in the Portfolio (including Neuberger&Berman Socially Responsive Fund) that might sell shares to members of the general public are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except N&B Equity Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in the Portfolio in the future will be available from N&B Management by calling 800-877-9700.


           The trustees of the Trust believe that investment in the Portfolio by the series of N&B Equity Funds or N&B Equity Trust, or other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce operating expenses, thereby producing higher returns and benefitting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


           The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees would consider what action might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

     INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

     CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

     SHAREHOLDER SERVICES

     How to Buy Shares


           You can buy and own Fund shares only through an account with an Institution which provides accounting, recordkeeping, and other services to investors and which has an administrative services agreement with N&B Management. N&B Management and the Fund do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.


           Each Institution will establish its own procedures for the purchase of Fund shares in its account, including minimum initial and additional investments for shares of the Fund and the acceptable method of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, the prices for Fund shares may be significantly affected on days when you have no access to your Institution. The Fund will not issue a certificate for your shares.


     Other Information:
           --     An Institution must pay for shares it purchases in U.S.
                  dollars.

           -- The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion including certain purchase orders using an exchange of shares. See "Shareholder Services - Exchanging Shares."


     How to Sell Shares


           You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for the Fund shares may be significantly affected on days when you have no access to your Institution.


           The Fund has reserved the right, if conditions exist which make cash payments undesirable, to honor any request for a redemption by making payments in securities valued in the same way as they would be valued for purposes of computing the Fund's net asset value per share. If payment is made in securities, an Institution may incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold.


     Other Information:
           -- Redemption proceeds will be paid to Institutions as agreed with the Fund, but in any case within three calendar days (under unusual circumstances the Fund may take longer, as permitted by law).
           -- The Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.


     Exchanging Shares


           Through an account with an Institution, you may be able to exchange shares of the Fund for shares of another Neuberger&Berman Fund.[SERVICEMARK] Each Institution will establish its own exchange policy and procedures for its accounts. Shares are exchanged at the next price calculated on a day the NYSE is open, after an exchange order is received and accepted by an Institution.

           --     Shares can be exchanged only between accounts registered in the same name, address, and taxpayer ID number of the
                  Institution.
           --     An exchange can be made only into a fund whose shares are
                  eligible for sale in the state where the Institution is
                  located.
           --     An exchange may have tax consequences.
           --     The Fund may refuse any exchange orders from any Institution if for any reason they are not deemed to be in the best interests of the Fund and its shareholders.
           --     The Fund may impose other restrictions on the exchange
                  privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.

     SHARE INFORMATION

     Share Prices and Net Asset Value

           The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time on each day the NYSE is open. The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

     DIVIDENDS, OTHER DISTRIBUTIONS,
     AND TAXES

           The Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses), net realized capital gains, and net realized gains from foreign currency transactions earned or realized by the Portfolio, normally in December.

     Distribution Options

     REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless an Institution elects to receive them in cash. Dividends and other distribution of capital gains are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.


     DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.

     Taxes

           The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to an Institution.

           An investment has certain tax consequences, depending on the type of account in which you invest. If you have an account under a qualified retirement plan or an individual retirement account, taxes are deferred.

     TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.


           For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distribution of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares. Every January, the Fund will send each Institution a statement showing the amount of distributions paid in the previous year.


     TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund Shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds,[SERVICEMARK] are subject to tax. A capital gain (or loss) is the difference between the amount paid for shares (including the value of any dividends and other distributions that were reinvested) and the amount received when shares are sold.

           When an Institution sells shares it will receive a confirmation statement showing the number of shares sold and the price. Every January, Institutions will also receive a consolidated transaction statement for the previous year.


           Each Institution will annually send investors in its accounts statements showing distribution and transaction information for the previous year.


           The foregoing is only a summary of some of the important tax considerations affecting the Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

     MANAGEMENT AND ADMINISTRATION

     Trustees and Officers

           The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of the Fund and the Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or partners of Neuberger&Berman serve without compensation from the Fund or the Portfolio. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.

     Investment Manager, Administrator, Distributor, and Sub-Adviser

           N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management, also serves as investment adviser of three investment companies. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $11.4 billion as of September 30, 1995.


           As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the

     Portfolio. Neuberger&Berman has advised clients in selecting socially responsive investments since 1990. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolio's principal broker in the purchase and sale of its securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $37.6 billion of assets as of September 30, 1995. All of the voting stock of N&B Management is owned by individuals who are general partners of Neuberger&Berman.


           Janet Prindle and Farha-Joyce Haboucha are primarily responsible for the day-to-day management of the Portfolio. Ms. Prindle, a Vice President of N&B Management since November 1993, has been a general partner of Neuberger&Berman since 1985. Ms. Haboucha has been a Vice President of N&B Management since November 1994 and an employee of Neuberger&Berman since 1986. Mmes. Prindle and Haboucha, who are Co-Directors of Socially Responsive Investment Services at Neuberger&Berman, have been researching and developing corporate responsibility criteria as they apply to investments since 1989. They have been managing money using these criteria since 1990. Ms. Prindle has been responsible for Neuberger&Berman Socially Responsive Portfolio since its inception in March 1994.


           Neuberger&Berman acts as the principal broker for the Portfolio in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.


           The partners and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman
     Funds.[SERVICEMARK]


           To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into possession of information on portfolio transactions.

     Expenses

           N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to the Fund that include furnishing similar facilities and personnel for the Fund. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.40% of the Fund's average daily net assets. With the Fund's consent, N&B Management is authorized to subcontract to third parties some of its responsibilities under the administration agreement. For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.


           The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Fund and Portfolio, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Fund, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolio, custodial fees for securities.


           N&B Management has voluntarily undertaken to reimburse the Fund for the Fund's Operating Expenses and its pro rata share of the Portfolio's Operating Expenses which exceed, in the aggregate, 1.40% per annum of the Fund's average daily net assets. N&B Management may terminate this undertaking to the Fund by giving at least 60 days' prior written notice to the Fund. The effect of any reimbursement by N&B Management is to reduce the Fund's expenses and thereby increase its total return.

     Transfer Agent

           The Fund's transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. The main office of State Street is located at 225 Franklin Street, Boston, MA 02110.

     DESCRIPTION OF INVESTMENTS

           In addition to common stocks and other securities referred to in "Investment Program" herein, the Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the types of investments in which the Portfolio may invest, see the SAI.


     ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B

     Management determines the liquidity of the Portfolio's securities, under supervision of the trustees of Managers Trust. Securities that are freely tradeable in their country of origin or in their principal market are not considered illiquid securities even if they are not registered for sale in the U.S.


     RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted securities are liquid.


     FOREIGN SECURITIES. The Portfolio may invest up to 10% of the value of its total assets in foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies and instrumentalities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars, such as ADRs) are affected by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities (including those made through ADRs) that are not denominated in U.S. dollars may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.


     COVERED CALL OPTIONS. The Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price; the seller continues to bear the risk of a decline in the securities price, although this risk is reduced by the premium received for the option.

           The primary risks in using call options are (1) possible lack of a liquid secondary market for options and the resulting inability to close out options when desired; (2) the fact that the skills needed to use options are different from those needed to select the Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain by offsetting favorable price movements in underlying investments; and (4) the possible inability of the Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these instruments. Options are considered "derivatives".


     CONVERTIBLE SECURITIES. The Portfolio may invest up to 20% of its net assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. The Portfolio does not intend to purchase any convertible securities that are not investment grade. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, or another nationally recognized statistical rating organization ("NRSRO") or, if unrated, by any NRSRO deemed by N&B Management to be of comparable quality to such rated securities ("Comparable Unrated Securities") under guidelines established by the trustees of Managers Trust. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to make interest and principal payments.


     U.S. GOVERNMENT AND AGENCY SECURITIES. The Portfolio may purchase U.S. Government and Agency Securities. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or instrumentalities; by other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, and Tennessee Valley Authority; and by various federally sponsored banks. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government securities are not guaranteed by the Government and generally fluctuate with changing interest rates. The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise.

     SHORT SALES AGAINST-THE-BOX. The Portfolio may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold. Short selling against-the-box may defer recognition of gains or losses to a later tax period.

     REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. The Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

     OTHER INFORMATION                         FUNDS ELIGIBLE FOR EXCHANGE

     Investment Manager, Administrator,        Equity Trust
     and Distributor
                                               Neuberger & Berman Focus Trust
     Neuberger&Berman Management Incorporated  Neuberger & Berman Genesis Trust
     605 Third Avenue, 2nd Floor               Neuberger & Berman Guardian Trust
     New York, NY  10158-0180                  Neuberger & Berman Manhattan
                                                 Trust
     Sub-Adviser                               Neuberger & Berman Partners Trust

     Neuberger&Berman, L.P.                    INCOME TRUST
     605 Third Avenue
     New York, NY  10158-3698                  Neuberger & Berman Ultra Short
                                                  Bond Trust
     Custodian and Transfer Agent              Neuberger & Berman Limited
                                                  Maturity Bond Trust
     State Street Bank and Trust Company       Neuberger & Berman Government
     225 Franklin Street                          Income Trust
     Boston, MA  02110

     Legal Counsel

     Kirkpatrick & Lockhart LLP
     1800 M Street, NW
     Washington, DC  20036-5891

     _________________________________________________________________


              NEUBERGER & BERMAN SOCIALLY RESPONSIVE TRUST AND PORTFOLIO

                         STATEMENT OF ADDITIONAL INFORMATION

                               DATED DECEMBER 28, 1995


                                A No-Load Mutual Fund
                 605 Third Avenue, 2nd Floor, New York, NY 10158-0180

     _________________________________________________________________


                      Neuberger & Berman Socially Responsive Trust ("Fund"), a series of Neuberger & Berman Equity Assets ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated December 28, 1995. The Fund invests all of its net investable assets in Neuberger & Berman Socially Responsive Portfolio ("Portfolio").


                      An investor can buy, own, and sell Fund shares only through an account with a broker-dealer, pension plan administrator, or other institution (each an "Institution") that provides accounting, recordkeeping, and other services to investors and that has an administrative services agreement with Neuberger & Berman Management Incorporated ("N&B Management").


                      The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger & Berman Management Incorporated, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

                      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                  Table of Contents
                                  -----------------
                                                                            Page
                                                                            ----

     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . .     1
              Investment Policies and Limitations  . . . . . . . . . . . .     1
              Janet Prindle, Portfolio Manager of the Portfolio  . . . . .     5
              Background Information on Socially Responsive Investing  . .     5
              The Socially Responsive Database . . . . . . . . . . . . . .     6
              Implementation of Social Policy  . . . . . . . . . . . . . .     8
              Additional Investment Information  . . . . . . . . . . . . .     8

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    22
              Total Return Computations  . . . . . . . . . . . . . . . . .    22
              Comparative Information  . . . . . . . . . . . . . . . . . .    23
              Other Performance Information  . . . . . . . . . . . . . . .    24

     CERTAIN RISK CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . .    24

     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . .    25

     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES . . . . . . . . . .    31
              Investment Manager and Administrator . . . . . . . . . . . .    31
              Sub-Adviser  . . . . . . . . . . . . . . . . . . . . . . . .    34
              Investment Companies Managed . . . . . . . . . . . . . . . .    35
              Management and Control of N&B Management . . . . . . . . . .    37

     DISTRIBUTION ARRANGEMENTS . . . . . . . . . . . . . . . . . . . . . .    38

     ADDITIONAL EXCHANGE INFORMATION . . . . . . . . . . . . . . . . . . .    38

     ADDITIONAL REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . .    41

     DIVIDENDS AND OTHER DISTRIBUTIONS . . . . . . . . . . . . . . . . . .    42

     ADDITIONAL TAX INFORMATION  . . . . . . . . . . . . . . . . . . . . .    42
              Taxation of the Fund . . . . . . . . . . . . . . . . . . . .    42
              Taxation of the Portfolio  . . . . . . . . . . . . . . . . .    43

     PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . .    46
              Portfolio Turnover . . . . . . . . . . . . . . . . . . . . .    51

     REPORTS TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . .    51

     CUSTODIAN AND TRANSFER AGENT  . . . . . . . . . . . . . . . . . . . .    51

     INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . .    51

     LEGAL COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51

     REGISTRATION STATEMENT  . . . . . . . . . . . . . . . . . . . . . . .    52

     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .    52

     Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    53
              RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER  . . . . . .    53

     Appendix B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    56
              THE ART OF INVESTMENT: A CONVERSATION WITH ROY NEUBERGER . .    56

                                INVESTMENT INFORMATION

                      The Fund is a separate series of the Trust, a Delaware business trust that is registered with the Securities and Exchange
     Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, which is a series of Equity Managers Trust ("Man-agers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. The Portfolio, in turn, invests in accord-ance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by Neuberger & Berman Management Incorporated ("N&B Management") are together referred to below as the "Trusts.")


                      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and the Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval, the Fund intends to notify its shareholders before changing its investment objective or implementing any material change in any non-fundamental policy or limitation. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. This vote is required by the Investment Company Act of 1940 ("1940 Act") and is referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the
     Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

     Investment Policies and Limitations
     -----------------------------------
                      The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

              Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substan-tially the same investment objective, policies, and limitations as the Fund.

                      All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund and the Portfolio are identical. Therefore, although the following dis-cusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.


                      Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

                      The   Portfolio's  fundamental   investment  policies  and
     limitations are as follows:

                      1. Borrowing. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and
     (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                      2. Commodities. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

                      3. Diversification. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
     (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

                      4. Industry Concentration. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

                      5. Lending. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

                      6. Real Estate. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

                      7.       Senior Securities.   The Portfolio may  not issue
     senior securities, except as permitted under the 1940 Act.

                      8. Underwriting. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

                      The following non-fundamental investment policies and limitations apply to the Portfolio:

                      1. Borrowing. The Portfolio may not purchase secu-rities if outstanding borrowings, including any reverse repurchase agree-ments, exceed 5% of its total assets.

                      2.       Lending.    Except  for   the  purchase  of  debt
     securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

                      3. Investments in Other Investment Companies. The Portfolio may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                      4. Margin Transactions. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


                      5. Short Sales. The Portfolio may not sell securities short unless it owns, or has the right to obtain without payment of additional consideration, securities equivalent in kind and amount to the securities sold. Transactions in forward contracts, futures contracts and options shall not constitute selling securities short.

                      6. Ownership of Portfolio Securities by Officers and Trustees. The Portfolio may not purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

                      7. Unseasoned Issuers. The Portfolio may not purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

                      8. Illiquid Securities. The Portfolio may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                      9. Foreign Securities. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

                      10. Oil and Gas Programs. The Portfolio may not invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, but the Portfolio may purchase securities of companies that own interests in any of the foregoing.

                      11.  Real Estate.   The Portfolio may  not invest in  real
     estate limited partnerships.

                      12.      Warrants.    The Portfolio  does  not  intend  to
     invest in warrants (but may hold warrants obtained in units or attached to securities).

     Janet Prindle, Portfolio Manager of the Portfolio
     -------------------------------------------------

                      How does Janet Prindle manage the Portfolio? "We select securities through a two phase detection process. The first is financial. We analyze a universe of companies according to N&B Management's value-oriented philosophy, looking for stocks which are undervalued for any number of reasons. We focus on financial fundamentals including balance sheet ratios and cash flow analysis, and we meet with company management in an effort to understand how those unrecognized values might be realized in the market. The second part of the process is social screening. Our social research is based on the same kind of philosophy that governs our financial approach: we believe that first-hand knowledge and experience are our most important tools. Utilizing a proprietary database, we do careful, in-depth tracking and we analyze a large number of companies on some eighty issues in six broad social categories. We use a wide variety of sources to determine company practices and policies in these areas, and we analyze performance in light of our knowledge of the issues and of the best practices in each industry. We understand that, for many issues and in many industries, absolute standards are elusive and often counterproductive. Thus, in addition to quantitative measurements, we place value on such indicators as management commitment, progress, direction, and industry leadership."

     Background Information on Socially Responsive Investing
     -------------------------------------------------------

                      In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

                      Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Portfolio generally fall into two categories:

                      Avoidance Investing. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

                      Leadership Investing. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

                      The marriage of social and financial objectives would not have surprised Adam Smith who was, first and foremost, a moral philosopher. THE WEALTH OF NATIONS is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ.

     What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

     The Socially Responsive Database
     --------------------------------

                      Neuberger & Berman, L.P. ("Neuberger & Berman"), the Portfolio's sub-adviser, maintains a proprietary database of information about the social impact of the companies it follows. N&B Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Portfolio. More and more frequently, however, N&B Management is finding that, by monitoring social issues, it gains insight into the financial well-being of a company because of a convergence of social and financial criteria on a company's bottom line. This is especially evident in the areas of product quality and marketing, workforce diversity, and the environment. The aim of the database is to be as accurate, comprehensive, and flexible as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger & Berman in many categories and then analyzed by N&B Management in the following six categories of corporate responsibility:


                      Workplace Diversity and Employment. N&B Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. N&B Management looks for active programs to promote women and minorities and takes into account their representation among the officers and members of an issuer's board of directors. As a basis for exclusion, N&B Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. N&B Management also monitors companies' progress and attitudes toward these issues.


                      Environment.    A  company's  impact  on  the  environment
     depends largely on the industry. Therefore, N&B Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, N&B Management examines their problems in terms of severity, frequency, and elapsed time. N&B Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. N&B Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. N&B Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.


                      Product. N&B Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. N&B Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. N&B Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

                      Public Health.  N&B Management measures  the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. N&B Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

                      Weapons.  N&B Management keeps track  of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

                      Corporate    Citizenship.       N&B   Management   gathers
     information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. N&B Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

     Implementation of Social Policy
     -------------------------------

                      Companies deemed acceptable by N&B Management from a financial standpoint are analyzed using Neuberger & Berman's database. The companies are then evaluated by the portfolio managers to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

                      The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend upon Neuberger & Berman's ability to tap a wide variety of sources and on the experience and judgement of the people at N&B Management who interpret the information.

                      In applying the information in the database to stock selection for the Portfolio, N&B Management considers several factors. N&B Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. N&B Management also takes into account any remedial action which has been taken by the company relating to these infractions. N&B Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall social trend.

     Additional Investment Information
     ---------------------------------

                      The Portfolio  may make  the following investments,  among
     others.   It may  not buy all of the types of  securities or use all of the investment techniques that are described.


                      Repurchase Agreements. Repurchase agreements are agreements under which the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the value of the repurchase agreement, and
     (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


                      Securities  Loans.    In  order  to  realize  income,  the
     Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


                      Restricted Securities and Rule 144A Securities. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without regis-tering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that can be freely sold in the markets in which they are principally traded are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

                      Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Portfolio Trustees.

                      Reverse Repurchase  Agreements.  In  a reverse  repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will maintain with its custodian in a segregated account cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


                      Foreign Securities. The Portfolio may invest in U.S. dollar-denominated securities issued by foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to the Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States.


                      The Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments or their subdivisions, agencies, and instrumentali-ties, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks asso-ciated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxa-tion, (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States), and (4) expropriation or nationalization of foreign portfolio companies. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.

                      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.


                      Prices  of  foreign  securities  and  exchange  rates  for foreign currencies may be affected by the interest rates prevailing in other countries. Interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


                      Foreign markets also have different clearance and settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the portfolio securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.


                      In order to limit the risk inherent in investing in for-eign currency denominated securities, the Portfolio may not purchase any such security if, after such purchase, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.


                      Futures Contracts and Options Thereon. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against expected changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio does not engage in transactions in futures or options on futures for speculation. The Portfolio views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio. Futures contracts and options thereon are traded only on national futures exchanges.


                      A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.


                      "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily net asset value ("NAV"), the Portfolio marks to market the current value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written. If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.


                      U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"), an agency of the U.S. Government; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

                      Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month.


                      Although the Portfolio believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. Moreover, the spread between values in the cash and futures markets is subject to distortion due to differences in the character of those markets. Because of the possibility of distortion, even a correct forecast of general market trends by N&B Management may not result in a successful transaction.


                      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option is accompanied by delivery of the accumulated cash balance in the writer's futures margin account. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.


                      The  prices of  futures  contracts  are volatile  and  are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

                      Most U.S. futures exchanges limit the amount of fluctua-tion in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades thereof may be made on that day at a price beyond that limit. The daily limit only governs price movements during a particular trading day, however; it thus does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


                      Put and Call Options. The Portfolio may write or purchase put and call options on securities. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs. The Portfolio may also write covered call options to earn premium income.


                      The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.


                      The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a certain security at a certain price at any time until a certain date if the purchaser of the option decides to sell such security. The Portfolio may be obligated to purchase the underlying security at more than its current value.

                      When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

                      When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time the purchaser requests until a certain date, and receives a premium for writing the call option. The Portfolio intends to write only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price, thereby giving up any additional gain on the security.


                      When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option in order to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.


                      Portfolio securities on which call and put  options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at the exercise price, which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


                      Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and its counter-party with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.


                      The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


                      The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the sales price on the option's last reported trade on that day before the time the Portfolio's NAV is computed or, in the absence of any trades thereof on that day, the mean between the closing bid and ask prices.


                      Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. If the Portfolio desires to sell a particular security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.




                      The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. However, because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

                      The Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.


                      Options normally have expiration dates between three and nine months from the date written. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.


                      Forward Foreign Currency Contracts. The Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date at a fixed price ("forward contracts") in amounts not exceeding 5% of its net assets. The Portfolio enters into forward contracts in an attempt to hedge against expected changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on securities denominated in foreign currencies that are held or intended to be acquired by it. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


                      N&B Management believes that the use of foreign currency hedging techniques, including "cross-hedges," can help protect against declines in the U.S. dollar value of income available for distribution and declines in the Portfolio's NAV resulting from adverse changes in currency exchange rates. For example, the return available from securities denomi-nated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a cross-hedge involving a forward contract to sell a different foreign currency, where the contract is available on terms more advantageous to the Portfolio than a contract to sell the currency in which the securities being hedged are denominated. N&B Management believes that hedges and cross-hedges can, therefore, provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. However, a hedge or cross-hedge cannot protect against exchange rate risks perfectly, and if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. In addition, because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.


                      Options on  Foreign Currencies.   The Portfolio may  write
     and purchase covered call and put options on foreign currencies, in amounts not exceeding 5% of its net assets. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

       GENERAL CONSIDERATIONS INVOLVING FUTURES, OPTIONS ON FUTURES, OPTIONS ON
          SECURITIES AND INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
                   CURRENCIES (COLLECTIVELY, "HEDGING INSTRUMENTS")

                      To the extent the Portfolio sells or purchases futures contracts, and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


                      In addition, pursuant to state securities laws, (1) the aggregate premiums paid by the Portfolio on all options (both exchange-traded and OTC) held by it at any time may not exceed 20% of its net assets, and (2) the aggregate margin deposits required on all exchange-traded futures contracts and related options held by the Portfolio at any time may not exceed 5% of its total assets. Also, pursuant to an undertaking to a state securities law administrator, the Portfolio will not purchase puts, calls, straddles, spreads, or any combination thereof if, by reason of such purchase the value of its aggregate investment in such instruments will exceed 5% of its total assets.


                      Risks Involved in Using Hedging Instruments. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities held or to be acquired by the Portfolio and changes in market value of Hedging
     Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instru-ments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble that of the Portfolio's underlying securities. N&B Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolio are generally considered "derivatives." There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.


                      The Portfolio's use of Hedging Instruments may be limited by the requirements of the Internal Revenue Code of 1986, as amended ("Code") for qualification as a regulated investment company ("RIC"). See "Additional Tax Information."


                      Cover for Hedging Instruments. The Portfolio will comply with SEC guidelines regarding cover for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities in the prescribed amount. Securities held in a segregated account cannot be sold while the futures, option, or forward strategy is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid futures, option, or forward position; this inability may result in a loss to the Portfolio.


                      Fixed Income Securities. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities (including preferred stocks and securities convertible into or exchangeable for common stocks), it may also invest in money market in-struments, U.S. Government or Agency Securities, and other fixed income securities. The Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"), or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. The Port-folio relies primarily on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.


                      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would not be eligible for purchase by the Portfolio. In such a case, N&B Management will engage in an orderly disposition of the downgraded securities.


                      Commercial Paper. Commercial paper is a short-term debt security issued by a corporation or bank, among others, for purposes such as financing current operations. The Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality.


                      The Portfolio may  invest in commercial paper  that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.


                      Zero Coupon Securities. The Portfolio may invest up to 5% of its net assets in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

                      The discount on zero coupon securities ("original issue discount") is taken into account by the Portfolio prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its income (including its pro rata share of the Portfolio's original issue discount) to its shareholders each year for income and excise tax purposes (see "Additional Tax Information -- Taxation of the Fund"), the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements.


                      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodi-cally. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.


                      Convertible Securities. The Portfolio may invest in convertible securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of
     (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.


                      Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objective.


                      Preferred Stock. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.


                               PERFORMANCE INFORMATION

                      The Fund's performance figures are based on historical earnings and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

     Total Return Computations
     -------------------------

                      The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:
                                          n
                                     P(1+T) = ERV

                      Average annual total return smooths out year-to-year variations and, in that respect, differs from actual year-to-year results.


                      Had N&B Management not waived certain fees, total return would have been lower.


     Comparative Information
     -----------------------

                      From time to time the Fund's performance may be compared with:





                      (1) data (that  may be  expressed as  rankings or
              ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World

              Report  magazines,  The  Wall  Street  Journal,  New  York
              Times, Kiplingers Personal Finance, and Barron's News-paper, or


                      (2) recognized stock and other  indices, such  as
              the S&P 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, Nasdaq Composite Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual
              Increases of College Costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $27 million to $880 million, with an average of $302 million. The S&P 400 Index measures mid-sized companies with an average market capitalization of $1.2 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.


                      The Fund may also be compared to various socially responsive indices, including The Domini Social Index and those developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).


                      Evaluations of the Fund's performance, its total return and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

     Other Performance Information
     -----------------------------
                      From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements. This information, for example, may include the Portfolio's portfolio diversification by asset type or by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

                      Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)


                      From time to time the investment philosophy of N&B Man-agement's founder, Roy R. Neuberger, may be included in the Fund's Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.

                             CERTAIN RISK CONSIDERATIONS

                      Although the Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective, and an investment in the Fund involves certain risks that are described in the sections entitled "Investment Program" and "Description of Investments" in the Prospectus and "Investment Information" in this SAI.


                                TRUSTEES AND OFFICERS

                      The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds, and (where applicable) their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman.


                                          Positions Held
       Name, Age and Address(1)           With the Trusts             Principal Occupation(s)(2)
       ------------------------           ---------------             --------------------------


       Faith Colish (60)                  Trustee of each Trust       Attorney at Law, Faith Colish, A
       63 Wall Street                                                 Professional Corporation.
       24th Floor
       New York, NY  10005

       Donald M. Cox (73)                 Trustee of each Trust       Retired.  Formerly Senior Vice President
       435 East 52nd Street                                           and Director of Exxon Corporation; Director
       New York, NY  10022                                            of Emigrant Savings Bank.

       Stanley Egener* (61)               Chairman of the Board,      Partner of Neuberger & Berman; President
                                          Chief Executive Officer,    and Director of N&B Management; Chairman of
                                          and Trustee of each Trust   the Board, Chief Executive Officer, and
                                                                      Trustee of eight other mutual funds for
                                                                      which N&B Management acts as investment
                                                                      manager or administrator.

       Alan R. Gruber (68)                Trustee of each Trust       Chairman and Chief Executive Officer of
       Orion Capital Corporation                                      Orion Capital Corporation (property and
       600 Fifth Avenue                                               casualty insurance); Director of Trenwick
       24th Floor                                                     Group, Inc. (property and casualty
       New York, NY  10020                                            reinsurance); Chairman of the Board and
                                                                      Director of Guaranty National Corporation
                                                                      (property and casualty insurance); formerly
                                                                      Director of Ketema, Inc. (diversified
                                                                      manufacturer).

       Howard A. Mileaf (57)              Trustee of each Trust       Vice President and Special Counsel to
       Wheeling Pittsburgh Corporation                                Wheeling Pittsburgh Corporation (holding
       110 East 59th Street                                           company) since 1992; formerly Vice
       New York, NY  10022                                            President and General Counsel of Keene
                                                                      Corporation (manufacturer of industrial
                                                                      products); Director of Kevlin Corporation
                                                                      (manufacturer of microwave and other
                                                                      products).

       Edward I. O'Brien* (67)            Trustee of each Trust       Until 1993, President of the Securities
       12 Woods Lane                                                  Industry Association ("SIA") (securities
       Scarsdale, NY  10583                                           industry's representative in government
                                                                      relations and regulatory matters at the
                                                                      federal and state levels); until November
                                                                      1993, employee of the SIA; Director of Legg
                                                                      Mason, Inc.


                                       - 25 -






                                          Positions Held
       Name, Age and Address(1)           With the Trusts             Principal Occupation(s)(2)
       ------------------------           ---------------             --------------------------


       John T. Patterson, Jr. (67)        Trustee of each Trust       President of SOBRO (South Bronx Overall
       90 Riverside Drive                                             Economic Development Corporation).
       Apartment 1B
       New York, NY  10024

       John P. Rosenthal (63)             Trustee of each Trust       Senior Vice President of Burnham Securities
       Burnham Securities Inc.                                        Inc. (a registered broker-dealer) since
       Burnham Asset Management Corp.                                 1991; formerly Partner of Silberberg,
       1325 Avenue of the Americas                                    Rosenthal & Co. (member of National
       17th Floor                                                     Association of Securities Dealers, Inc.);
       New York, NY  10019                                            Director, Cancer Treatment Holdings, Inc.

       Cornelius T. Ryan (64)             Trustee of each Trust       General Partner of Oxford Partners and
       Oxford Bioscience Partners                                     Oxford Bioscience Partners (venture capital
       315 Post Road West                                             partnerships) and President of Oxford
       Westport, CT  06880                                            Venture Corporation; Director of Capital
                                                                      Cash Management Trust (money market fund)
                                                                      and Prime Cash Fund.

       Gustave H. Shubert (66)            Trustee of each Trust       Senior Fellow/Corporate Advisor and
       13838 Sunset Boulevard                                         Advisory Trustee of Rand (a non-profit
       Pacific Palisades, CA  90272                                   public interest research institution) since
                                                                      1989; Honorary Member of the Board of
                                                                      Overseers of the Institute for Civil
                                                                      Justice, the Policy Advisory Committee of
                                                                      the Clinical Scholars Program at the
                                                                      University of California, the American
                                                                      Association for the Advancement of Science,
                                                                      the Counsel on Foreign Relations, and the
                                                                      Institute for Strategic Studies (London);
                                                                      advisor to the Program Evaluation and
                                                                      Methodology Division of the U.S. General
                                                                      Accounting Office; formerly Senior Vice
                                                                      President and Trustee of Rand.

       Lawrence Zicklin* (59)             President and Trustee of    Partner of Neuberger & Berman; Director of
                                          each Trust                  N&B Management; President and/or Trustee of
                                                                      five other mutual funds for which N&B
                                                                      Management acts as investment manager or
                                                                      administrator.







                                       - 26 -






                                          Positions Held
       Name, Age and Address(1)           With the Trusts             Principal Occupation(s)(2)
       ------------------------           ---------------             --------------------------


       Daniel J. Sullivan (55)            Vice President of each      Senior Vice President of N&B Management
                                          Trust                       since 1992; prior thereto, Vice President
                                                                      of N&B Management; Vice President of eight
                                                                      other mutual funds for which N&B Management
                                                                      acts as investment manager or
                                                                      administrator.

       Michael J. Weiner (48)             Vice President and          Senior Vice President and Treasurer of N&B
                                          Principal Financial         Management since 1992; prior thereto, Vice
                                          Officer of each Trust       President and Treasurer of N&B Management
                                                                      and Treasurer of certain mutual funds for
                                                                      which N&B Management acted as investment
                                                                      adviser; Vice President and Principal
                                                                      Financial Officer of eight other mutual
                                                                      funds for which N&B Management acts as
                                                                      investment manager or administrator.

       Claudia A. Brandon (38)            Secretary of each Trust     Vice President of N&B Management; Secretary
                                                                      of eight other mutual funds for which N&B
                                                                      Management acts as investment manager or
                                                                      administrator.

       Richard Russell (48)               Treasurer and Principal     Vice President of N&B Management since
                                          Accounting Officer of       1993; prior thereto, Assistant Vice
                                          each Trust                  President of N&B Management; Treasurer and
                                                                      Principal Accounting Officer of eight other
                                                                      mutual funds for which N&B Management acts
                                                                      as investment manager or administrator.

       Stacy Cooper-Shugrue (32)          Assistant Secretary of      Assistant Vice President of N&B Management
                                          each Trust                  since 1993; employee of N&B Management
                                                                      since August 1989; Assistant Secretary of
                                                                      eight other mutual funds for which N&B
                                                                      Management acts as investment manager or
                                                                      administrator.

       C. Carl Randolph (57)              Assistant Secretary of      Partner of Neuberger & Berman since 1992;
                                          each Trust                  employee thereof since 1971; Assistant
                                                                      Secretary of eight other mutual funds for
                                                                      which N&B Management acts as investment
                                                                      manager or administrator.




     ___________________

     (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.


     (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


     * Indicates an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and partners of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which N&B Management serves as investment manager.


                      The  Trust's   Trust  Instrument   and  Managers   Trust's
     Declaration of Trust each provides that it will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


                      For the fiscal year ended August 31, 1995, the Fund and Portfolio paid fees and expenses of $13,318 to those Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman.


                      The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(SERVICEMARK) has any retirement plan for its trustees or officers.


                                               TABLE OF COMPENSATION
                                           FOR FISCAL YEAR ENDED 8/31/95
                                           -----------------------------

                                                                               Total Compensation from the
                                                      Aggregate              Neuberger & Berman Fund Complex
       Name and Position with                       Compensation                           Paid
              the Trust                             from the Trust                     to Trustees
       ----------------------                       --------------            -----------------------------


       Faith Colish                                 $0                                   $39,000
       Trustee                                                               (5 other investment companies)

       Donald M. Cox                                $0                                   $31,000
       Trustee                                                               (3 other investment companies)

       Stanley Egener                               $0                                      $0
       Chairman of the Board, Chief Executive                                (9 other investment companies)
       Officer, and Trustee

       Alan R. Gruber                               $0                                   $31,000
       Trustee                                                               (3 other investment companies)

       Howard A. Mileaf                             $0                                   $36,500
       Trustee                                                               (4 other investment companies)

       Edward I. O'Brien                            $0                                   $31,500
       Trustee                                                               (3 other investment companies)

       John T. Patterson, Jr.                       $0                                   $34,500
       Trustee                                                               (4 other investment companies)

       John P. Rosenthal                            $0                                   $33,000
       Trustee                                                               (4 other investment companies)

       Cornelius T. Ryan                            $0                                   $33,500
       Trustee                                                               (3 other investment companies)

       Gustave H. Shubert                           $0                                   $30,000
       Trustee                                                               (3 other investment companies)

       Lawrence Zicklin                             $0                                      $0
       President and Trustee                                                 (5 other investment companies)



                  INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

     Investment Manager and Administrator
     ------------------------------------

                      Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolio on March 9, 1994. The Management Agreement was approved with respect to the Portfolio by the Portfolio Trustees, including a majority of the Portfolio Trustees who were not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), on October 20, 1993, and the Portfolio became subject to it on March 14, 1994.


                      The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to do so.


                      N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are partners of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


                      N&B Management  provides similar facilities, services  and personnel, as well as shareholder accounting, recordkeeping, and other shareholder services, to the Fund pursuant to an administration agreement dated November 1, 1994 ("Administration Agreement"). The Fund was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on October 20, 1993, and became subject to it on
     November 1, 1994. For such administrative services, the Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates such Institutions for accounting, recordkeeping and other services that they provide to investors who purchase shares of the Fund.


                      The Management Agreement continues for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares of the Portfolio. The Administration Agreement continues for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


                      The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by N&B Management or by the Trust if authorized by the Fund Trustees, including a majority of the Independent Fund Trustees. Each Agreement terminates automatically if it is assigned.


                      In addition to the voluntary expense reimbursements described in the Prospectus under "Management and Administration -- Expenses," N&B Management has agreed in the Management Agreement to reimburse the Fund's expenses, as follows. If, in any fiscal year, the Fund's Aggregate Operating Expenses (as defined below) exceed the most restrictive expense limitation imposed under the securities laws of the states in which the Fund's shares are qualified for sale ("State Expense Limitation"), then N&B Management will pay the Fund the amount of that excess, less the amount of any reduction of the administration fee payable by the Fund under a similar State Expense Limitation contained in the Administration Agreement. N&B Management will have no obligation to pay the Fund, however, for any expenses that exceed the pro rata portion of the management fees attributable to the Fund's interest in its corresponding Portfolio. At the date of this SAI, the most restrictive State Expense Limitation to which the Fund expects to be subject is 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1-1/2% of average net assets over $100 million.

                      For purposes  of the  State Expense  Limitation, the  term
     "Aggregate Operating Expenses" means the Fund's operating expenses plus its pro rata portion of the Portfolio's operating expenses (including any fees or expense reimbursements payable to N&B Management and any compensation payable thereto pursuant to (1) the Administration Agreement or (2) any other agreement or arrangement with Managers Trust in regard to the Portfolio; but excluding (with respect to both the Fund and the Portfolio) interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of business).

     Sub-Adviser
     -----------

                      N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved with respect to the Portfolio by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on October 20, 1993 and was approved by the holders of the interests in the Portfolios on March 9, 1994.


                      The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its partners and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.


                      The Sub-Advisory Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees, by a 1940 Act majority vote of the outstanding Portfolio shares, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.


                      Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.


     Investment Companies Managed
     ----------------------------


                      N&B Management currently serves as investment manager of the following investment companies. As of September 30, 1995, these companies, along with three investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $11.4 billion, as shown in the following list:


                                                                     Approximate
                                                                   Net Assets at
     Name                                                     September 30, 1995
     ----                                                     ------------------


     Neuberger & Berman Cash Reserves Portfolio  . . . . . . . . .  $377,608,619
          (investment portfolio for Neuberger & Berman Cash Reserves)

     Neuberger & Berman Government Income Portfolio  . . . . . . .   $12,053,656
          (investment portfolio for Neuberger & Berman Government Income Fund and Neuberger & Berman Government Income Trust)

     Neuberger & Berman Government Money Portfolio . . . . . . . .  $346,898,132
          (investment portfolio for Neuberger & Berman Government Money Fund)

     Neuberger & Berman Limited Maturity Bond Portfolio  . . . . .  $309,540,451
          (investment portfolio for Neuberger & Berman Limited Maturity Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

     Neuberger & Berman Municipal Money Portfolio  . . . . . . . .  $149,657,613
          (investment portfolio for Neuberger & Berman Municipal Money Fund)

     Neuberger & Berman Municipal Securities Portfolio . . . . . .   $44,568,635
          (investment  portfolio for  Neuberger  &  Berman Municipal  Securities
          Trust)

     Neuberger & Berman New York Insured Intermediate
          Portfolio    . . . . . . . . . . . . . . . . . . . . . .   $10,679,324
          (investment  portfolio  for  Neuberger  &  Berman   New  York  Insured
          Intermediate Fund)

                                                                     Approximate
                                                                   Net Assets at
     Name                                                     September 30, 1995
     ----                                                     ------------------

     Neuberger & Berman Ultra Short Bond Portfolio . . . . . . . .  $102,903,312
          (investment portfolio for Neuberger & Berman Ultra Short Bond Fund and Neuberger & Berman Ultra Short Bond Trust)

     Neuberger & Berman Focus Portfolio  . . . . . . . . . . . .  $1,031,915,664
          (investment portfolio for Neuberger & Berman Focus Fund and Neuberger & Berman Focus Trust)

     Neuberger & Berman Genesis Portfolio  . . . . . . . . . . . .  $145,188,783
          (investment  portfolio  for  Neuberger  &  Berman   Genesis  Fund  and
          Neuberger & Berman Genesis Trust)

     Neuberger & Berman Guardian Portfolio . . . . . . . . . .    $4,943,764,830
          (investment portfolio for Neuberger & Berman Guardian Fund and Neuberger & Berman Guardian Trust)

     Neuberger & Berman International Portfolio  . . . . . . . . .   $29,990,616
          (investment portfolio for Neuberger & Berman International Fund)

     Neuberger & Berman Manhattan Portfolio  . . . . . . . . . . .  $670,916,038
          (investment portfolio for Neuberger & Berman Manhattan Fund and Neuberger & Berman Manhattan Trust)

     Neuberger & Berman Partners Portfolio . . . . . . . . . . .  $1,664,460,688
          (investment portfolio for Neuberger & Berman Partners Fund and Neuberger & Berman Partners Trust)

                                                                     Approximate
                                                                   Net Assets at
     Name                                                     September 30, 1995
     ----                                                     ------------------

     Neuberger & Berman Socially Responsive
          Portfolio    . . . . . . . . . . . . . . . . . . . . . .  $102,675,093
          (investment portfolio for Neuberger & Berman Socially Responsive Fund, Neuberger & Berman Socially Responsive Trust, and Neuberger & Berman NYCDC Socially Responsive Trust)

     Neuberger & Berman Advisers Managers
          Trust (six series)   . . . . . . . . . . . . . . . . .  $1,257,506,124


                      In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $85,110,472, $110,683,193, and $23,891,472, respectively, at September 30, 1995.


                      The investment decisions concerning the Portfolio and the other funds and portfolios managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolio to achieve their objectives may differ.


                      There may be occasions when the Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated as to amounts in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.


     Management and Control of N&B Management
     ----------------------------------------

                      The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor,

     Chairman of the Board and director; Stanley Egener, President and director; Theresa A. Havell, Vice President and director; Irwin Lainoff, director; Marvin C. Schwartz, director; Lawrence Zicklin, director; Daniel
     J. Sullivan, Senior Vice President; Michael J. Weiner, Senior Vice President and Treasurer; Claudia A. Brandon, Vice President; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael
     M. Kassen, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Patrick T. Byrne, Assistant Vice President; Robert Conti, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Robert
     I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul
     Metzger, Assistant Vice President; Susan Switzer, Assistant Vice President; Susan Walsh, Assistant Vice President; and Celeste Wischerth, Assistant Vice President. Messrs. Cantor, Egener, Lainoff, Schwartz, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Havell and Prindle are general partners of Neuberger & Berman.


          Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon and Cooper-Shugrue are officers, of each Trust. C. Carl Randolph, a general partner of Neuberger & Berman, also is an officer of each Trust.

          All of the outstanding voting stock in N&B Management is owned by persons who are also general partners of Neuberger & Berman.


                              DISTRIBUTION ARRANGEMENTS

                      N&B Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

                      The Distributor or  one of its  affiliates may,  from time to time, deem it desirable to offer to the Fund's shareholders, through use of its shareholder list, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent
     Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.


                      From time to time, N&B Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.


                      The Trust, on behalf of the  Fund, and the Distributor are parties to a Distribution Agreement that continues until November 1, 1996. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement.


                           ADDITIONAL EXCHANGE INFORMATION

                      As more fully set forth in the section of the Prospectus entitled "Exchanging Shares," an Institution may exchange shares of the Fund for shares of one or more of the Other N&B Funds that are briefly described below.

     EQUITY FUNDS
     ------------



       Neuberger & Berman                    Seeks capital appreciation through investments primarily in
       Genesis Trust                         common stocks of companies with small market capitalization, up to $750 million.  The fund uses a value-oriented approach to the selection of individual securities.

       Neuberger & Berman                    Seeks capital appreciation through investments generally in
       Guardian Trust                        a large number of common stocks of long-established, high-
                                             quality companies that N&B Management believes are well-
                                             managed.  The fund uses a value-oriented approach to the
                                             selection of individual securities.  Current income is a
                                             secondary objective.  The Sister Fund and its predecessor
                                             have paid its shareholders an income dividend every quarter, and a capital gain distribution every year, since its
                                             inception in 1950, although there can be no assurance that it will be able to continue to do so.

       Neuberger & Berman                    Seeks capital appreciation, without regard to income,
       Manhattan Trust                       through investments principally in securities that N&B
                                             Management believes offer a potential for increasing the
                                             fund's total NAV.  The fund's policy of investing in
                                             securities believed to have a maximum potential for growth means that its assets generally will be subject to greater risk than may be involved in investing in securities that do not have those growth characteristics.

       Neuberger & Berman                    Seeks capital growth through an investment approach that is
       Partners Trust                        designed to increase capital with reasonable risk.  Its
                                             investment program seeks securities believed to be
                                             undervalued based on strong fundamentals such as low price-
                                             to-earnings ratios, consistent cash flow and support from
                                             asset values.  It is a growth fund which uses the value
                                             oriented investment approach.

       Neuberger & Berman                    Seeks long-term capital appreciation through investments
       Focus Trust                           primarily in common stocks selected from 13 economic
                                             sectors.  N&B Management identifies and focuses the fund's investments in a limited number of these sectors by using a value-oriented approach to select individual securities.
                                             Through this approach, 90% or more of the fund's investments are normally focused in not more than six sectors.




                                       - 38 -






       Neuberger & Berman Socially           Seeks long-term capital appreciation by investing primarily
       Responsive Trust                      in securities of companies that meet both financial and
                                             social criteria.



     INCOME FUNDS
     ------------



       Neuberger & Berman                     Seeks a higher total return than is available from money market
       Ultra Short Bond Trust                 funds, with minimal risk to principal and liquidity.  Through its corresponding portfolio, the fund invests in high-quality money market instruments and short-term debt securities.
       Neuberger & Berman                     Seeks the highest current income consistent with low risk to
       Limited Maturity Bond Trust            principal and liquidity and, secondarily, total return.  Through its corresponding portfolio, the fund invests in short- to inter-
                                              mediate-term debt securities of at least investment grade.

       Neuberger & Berman Government Income   Seeks a high level of current income and total return, consistent
       Trust                                  with safety of principal.  At least 65% of the corresponding portfolio's investments are in U.S. Government securities that are issued or guaranteed as to principal and interest by the U.S.
                                              Government or its agencies, including U.S. Government mortgage-
                                              backed securities; at least 25% of its investments are in mort-
                                              gage-backed and asset-backed securities.


                      The Fund and any of the Other N&B Funds may terminate or modify its exchange privilege in the future.


                      Fund shareholders who are considering exchanging shares into any of the funds listed above should note that (1) the Income Funds are series of a Delaware business trust (named "Neuberger & Berman Income Trust") that is registered with the SEC as an open-end management investment company, (2) the Equity Funds are series of a Delaware business trust (named "Neuberger & Berman Equity Trust") that is registered with the SEC as an open-end management investment company, (3) each series of Neuberger & Berman Income Trust invests all its net investable assets in a portfolio of Income Managers Trust, an open-end management investment company that is managed by N&B Management and (4) like the Fund, each series of Neuberger & Berman Equity Trust invests all its net investable assets in a portfolio of Managers Trust. Each such portfolio has an investment objective identical to that of its corresponding fund and invests in accordance with investment policies and limitations identical to those of that fund.

                      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. In this regard, it should be noted that the Income Funds share a prospectus and the Equity Funds share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.


                          ADDITIONAL REDEMPTION INFORMATION

     Suspension of Redemptions
     -------------------------

                      The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders; provided that applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

     Redemptions in Kind
     -------------------

                      The Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described under "Share Information -- Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses in converting those securities into cash and will be subject to fluctuations in the market price of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determine that it is in the best interests of the Fund's shareholders as a whole. Redemptions in kind will be made with readily marketable securities to the extent possible.


                          DIVIDENDS AND OTHER DISTRIBUTIONS

                      The Fund distributes to its shareholders amounts equal to substantially all of its proportionate share of any net investment income (after deducting expenses incurred directly by the Fund), net capital gains (both long-term and short-term), and net gains from foreign currency transactions earned or realized by the Portfolio. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


                      The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include realized gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. Dividends from net investment income and distributions of realized net capital and foreign currency gains, if any, normally are paid once annually, in December.


                      Dividends  and/or  other distributions  are  automatically reinvested in additional shares of the Fund, unless and until the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election remains in effect until the Institution notifies State Street Bank and Trust Company in writing to discontinue the election.


                              ADDITIONAL TAX INFORMATION

     Taxation of the Fund
     --------------------

                      In order to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (includ-ing gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
     (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- Hedging Instruments (other than those on foreign currencies), or foreign currencies (or Hedging Instruments thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.


                      Certain funds that invest in portfolios managed by N&B Management, including funds that invest in other portfolios of Managers Trust, have received a ruling from the Internal Revenue Service ("Service") that each such fund, as an investor in a corresponding portfolio of Managers Trust, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although this ruling may not be relied on as precedent by the Fund, N&B Management believes that the reasoning thereof and, hence, its conclusion apply to the Fund as well.


                      The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.


                      See the next section for a discussion of the tax conse-quences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

     Taxation of the Portfolio
     -------------------------

                      Certain portfolios managed by N&B Management, including the other portfolios of Managers Trust, have received a ruling from the Service to the effect that, among other things, each such portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although this ruling may not be relied on as precedent by the Portfolio, N&B Management believes the reasoning thereof and, hence, its conclusion apply to the Portfolio as well. As a result, the Portfolio is subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.


                      Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.


                      Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.


                      Dividends and interest received by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


                      The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund
     (indirectly through its interest in the Portfolio) will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to the Plan. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to the Plan.

                      If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the
     Portfolio's pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.





                      Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to mark to market their stock in certain PFICs. Marking to market, in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark to market gain for each prior year for which an election was in effect).


                      The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement. However, income from the disposition by the Portfolio of Hedging Instruments (other than those on foreign currencies) will be subject to the Short-Short Limitation for the Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation for the Fund if they are held for less than three months.


                      If the Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

                      Exchange-traded futures contracts and listed options thereon ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) at the end of the Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss.


                      The Portfolio may acquire zero coupon securities or  other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, the Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its proportionate share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Portfolio's ability to sell other securities, or certain Hedging Instruments, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.


                                PORTFOLIO TRANSACTIONS

                      Neuberger & Berman acts as the Portfolio's principal broker in the purchase and sale of its portfolio securities and in connec-tion with the purchase and sale of options on its securities. Transactions in portfolio securities for which Neuberger & Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.


                      During the  period from  March 14,  1994 (commencement  of operations) through August 31, 1994, and the fiscal year ended August 31, 1995, the Portfolio paid brokerage commissions of $46,374 and $138,378, respectively, of which $46,050 and $95,964, respectively, were paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 72.32% of the aggregate dollar amount of transactions involving the payment of commissions, and 69.35% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1995. 93.17% of the $42,414 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $17,590,257) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1995, the Portfolio acquired securities of the following of its Regular B/Ds: none; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: none.


                      Portfolio securities are, from time to time, loaned by the Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by the Portfolio to Neuberger & Berman must be fully secured by cash collateral. Under the order, the portion of the income on cash collateral which may be shared with Neuberger & Berman is determined with reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from the Portfolio in order to relend them to others, Neuberger & Berman is required to pay the Portfolio, on a quarterly basis, certain "excess earnings" that Neuberger & Berman otherwise has derived from the relending of the borrowed securities. When Neuberger & Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse the Portfolio for such loss.


                      During the fiscal year ended August 31, 1995, and the period March 14, 1994 (commencement of operations) to August 31, 1994, the Portfolio earned no interest income from the collateralization of securities loans.


                      The Portfolio may also lend securities to unaffiliated entities, including brokers or dealers, banks and other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


                      A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.


                      In effecting securities transactions, the Portfolio gen-erally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management (the Portfolio's investment manager and an affiliate of the broker), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, however, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.


                      The use of Neuberger & Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Portfolio Trustees have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman complies with the reporting requirements of Section 11(a).


                      Under the 1940 Act, commissions paid by the Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions to be paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interest to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase or sale of securities for the Portfolio's account, unless an appropriate exemption is available.


                      A committee of Independent Portfolio Trustees, from time to time, reviews among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolio and to its
     other  customers  and  information  concerning  the   prevailing  level  of
     commissions   charged   by  other   brokers  having   comparable  execution
     capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.


                      The Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.


                      To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that transaction instructions for more than one investment account regarding the same security are received by Neuberger & Berman at or about the same time, Neuberger & Berman may combine transaction orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the transaction order actually placed by the account bears to the aggregate size of transaction orders simultaneously made by the other accounts, subject to de minimis exceptions, with all participating accounts paying or receiving the same price.


                      A committee comprised of officers of N&B Management and partners of Neuberger & Berman who are portfolio managers of the Portfolio and/or Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.


                      The commissions charged by a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolio by supplementing the research otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.


                      Janet Prindle, a Vice President of N&B Management and a partner of Neuberger & Berman, is the person primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. She has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. If Ms. Prindle is unavailable to perform her responsibilities, Farha-Joyce Haboucha, who is a Vice President of N&B Management, will assume responsibility for the Portfolio.

     Portfolio Turnover
     ------------------

                      The portfolio turnover rate is the lesser of the cost of the securities purchased or the value of the securities sold, excluding all securities, including options, whose maturity or expiration date at the time of acquisition was one year or less, divided by the average monthly value of such securities owned during the year.

                               REPORTS TO SHAREHOLDERS

                      Shareholders of the Fund receive unaudited semi-annual financial statements and audited year-end financial statements certified by the independent accountants for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.


                             CUSTODIAN AND TRANSFER AGENT

                      The Fund and Portfolio have each selected Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions.


                               INDEPENDENT ACCOUNTANTS

                      The Fund  and Portfolio  have selected  Coopers &  Lybrand
     L.L.P.,  One Post  Office Square,  Boston, MA   02109,  as the  independent
     accountants who will audit their financial statements.



                                    LEGAL COUNSEL

                      The   Fund  and  Portfolio  have  selected  Kirkpatrick  &
     Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036, as their legal counsel.


                                REGISTRATION STATEMENT

                      This SAI and the Prospectus do not contain all the infor-mation included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

                      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


                                FINANCIAL STATEMENTS

                      Unaudited financial statements for the Fund for the fiscal year ended August 31, 1995, appear on the following pages.

                      NEUBERGER&BERMAN SOCIALLY RESPONSIVE TRUST
                         STATEMENT OF ASSETS AND LIABILITIES
                                AS OF AUGUST 31, 1995
                                     (Unaudited)


       ASSETS:
            Cash                                        $100,000
            Deferred organization costs (Note 1)         120,000
                                                        --------

            Total assets                                 220,000
                                                        --------
       LIABILITIES:
            Accrued organization costs (Note 1)          120,000
                                                        --------

       NET ASSETS                                       $100,000
                                                        ========
       Shares Outstanding ($.001 par value:
            unlimited shares of beneficial interest
            authorized)                                   10,000
                                                        ========

       Net Asset Value, offering and redemption
            price per share ($100,000 divided by
            10,000 shares outstanding)                  $  10.00
                                                        ========

          The accompanying notes are an integral part of this statement.

     NOTES TO STATEMENT OF ASSETS AND LIABILITIES

          NOTE 1 - Significant Accounting Policies:

          (a) General: Neuberger&Berman Equity Assets (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust was established as a Delaware business trust organized pursuant to a Trust instrument dated October 18, 1993. Neuberger&Berman Socially Responsive Trust (the "Fund") is a separate series of the Trust. The Fund will invest all of its investable assets in a corresponding Portfolio of Equity Managers Trust which is registered under the 1940 Act as a diversified, open-end management investment company. The Trust has had no operations relating to its Fund other than organizational matters and the issuance and sale of initial shares to Neuberger&Berman Management Incorporated ("Management") on October 26, 1994.

          (b) Organizational Expenses: Costs incurred by the Trust in connection with its organization and the initial offering of its shares have been deferred and will be amortized on a straight-line basis from the date upon which the Trust will commence its investment activities, over a period of five years. In the event that any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization and registration expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of such redemptions. The accrued organization expenses are payable to Management, the administrator and distributor of the shares of the Fund.

          (c) Federal Income Taxes: The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, and intends to qualify as a regulated investment company and to make requisite distributions of income to its shareholders that will be sufficient to relieve if from substantially all federal income taxes.

                                                                      Appendix A

                   RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER


                      S&P corporate bond ratings:
                      --------------------------
                      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

                      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                      Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                      Moody's corporate bond ratings:
                      ------------------------------

                      Aaa - Bonds rated Aaa are judged to be of the best qual-ity. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issue.

                      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                      A - Bonds rated A possess many favorable investment attributes and are considered to be as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                      Baa - Bonds which are rated  Baa are considered as  medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                      Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                      S&P commercial paper ratings:

                      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                      A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

                      Moody's commercial paper ratings:

                      Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                      -        Leading  market   positions  in  well-established
                               industries.
                      -        High rates of return on funds employed.
                      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
                      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                      - Well-established access to a range of financial markets and assured sources of alternate liquidity.


                      Issuers rated Prime-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                                                      Appendix B


               THE ART OF INVESTMENT: A CONVERSATION WITH ROY NEUBERGER

     The Art of Investing:
     A Conversation with Roy Neuberger

                                       "I  firmly believe  that if  you want  to
                                       manage your  own  money,  you must  be  a
                                       student  of  the  market.    If  you  are
                                       unwilling or unable to do that, find someone else to manage your money for you."



          NEUBERGER & BERMAN

             [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

     [PICTURE OF ROY NEUBERGER]



                               During my  more than  sixty-five
                      years of buying and  selling securities,
                      I've  been asked many questions about my
                      approach  to investing.    On  the pages
                      that   follow  are   a  variety   of  my
                      thoughts,    ideas    and     investment
                      principles  which  have  served  me well
                      over  the  years.   If  you gain  useful
                      knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                       \s\ Roy R. Neuberger



                                      YOU'VE BEEN ABLE TO CONDENSE SOME OF THE
                                      CHARACTERISTICS OF SUCCESSFUL INVESTING INTO
                                      FIVE "RULES."  WHAT ARE THEY?

                                      Rule #1: Be flexible.  My philosophy has
                                      necessarily changed from time to time because
                                      of events and because of mistakes.  My views
                                      change as economic, political, and
                                      technological changes occur both on and
                                      sometimes off our planet.  It is imperative
                                      that you be willing to change your thoughts to
                                      meet new conditions.


                                      Rule #2: Take your temperament into account.
                                      Recognize whether you are by nature very speculative or just the opposite - fearful, timid of taking risks. But in any event --

       Diversify your investments,    Rule #3: Be broad-gauged. Diversify your
       make sure that some of your    investments, make sure that some of your
       principal is kept safe, and    principal is kept safe, and try to increase
       try to increase your income    your income as well as your capital.
       as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]






                                      Rule #4: Always remember there are many ways to
                                      skin a cat! Ben Graham and David Dodd did it by
                                      understanding basic values.  Warren Buffet
                                      invested his portfolio in a handful of long-
                                      term holdings, while staying involved with the
                                      companies' managements.  Peter Lynch chose to
                                      understand, first-hand, the products of many
                                      hundreds of the companies he invested in.
                                      George Soros showed his genius as a hedge fund
                                      investor who could decipher world currency
                                      trends.  Each has been successful in his own
                                      way. But to be successful, remember to



                                        - 2 -








                                      Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                           A. Dig for yourself.
                                           B. Be from Missouri.
                                           C. If it sounds too good to be true, it
                                           probably is.


                                      IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                      GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW THE
                                      MARKET BEHAVES?

                                      Every decade that I've been involved with Wall
                                      Street has a nuance of its own, an economic and
                                      social climate that influences investors.  But
                                      generally, bull markets tend to be longer than
                                      bear markets, and stock prices tend to go up
                                      more slowly and erratically than they go down.
                                      Bear markets tend to be shorter and of greater
                                      intensity.  The market rarely rises or declines
                                      concurrently with business cycles longer than
                                      six months.

                                      AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                      DEFINE VALUE INVESTING?

                                      Value investing means finding the best values -
                                      - either absolute or relative.  Absolute means
                                      a stock has a low market price relative to its
                                      own fundamentals.  Relative value means the
                                      price is attractive relative to the market as a
                                      whole.

                                      COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                      A classic example is a company that has a low
                                      price to earnings ratio, a low price to book
                                      ratio, free cash flow, a strong balance sheet,
                                      undervalued corporate assets, unrecognized
                                      earnings turnaround and is selling at a
                                      discount to private market value.

                                      These characteristics usually lead to companies
                                      that are under-researched and have a high
                                      degree of inside ownership and entrepreneurial
                                      management.



                                        - 3 -






                                      One of my colleagues at Neuberger & Berman says
                                      he finds his value stocks either "under a
                                      cloud" or "under a rock."  "Under a cloud"
                                      stocks are those Wall Street in general doesn't
                                      like, because an entire industry is out of
                                      favor and even the good stocks are being
                                      dropped.  "Under a rock" stocks are those Wall
                                      Street is ignoring, so you have to uncover them
                                      on your own.

                                      ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE
                                      STOCKS?


                                      I'm more interested in longer-term trends in
                                      earnings than short-term trends.  Earnings
                                      gains should be the product of long-term
                                      strategies, superior management, taking
                                      advantage of business opportunities and so on.
                                      If these factors are in their proper place,
                                      short-term earnings should not be of major
                                      concern.  Dividends are an important extra
                                      because, if they're stable, they help support
                                      the price of the stock.

                                      WHAT ABOUT SELLING STOCKS?

                                      Most individual investors should invest for the
                                      long term but not mindlessly.  A sell
                                      discipline, often neglected by investors, is
                                      vitally important.

       "One should fall in love       One should fall in love with ideas, with
       with ideas, with people or     people, or with idealism.  But in my book, the
       with idealism.  But in my      last thing to fall in love with is a particular
       book, the last thing to        security. It is after all just a sheet of paper
       fall in love with is a         indicating a part ownership in a corporation
       particular security."          and its use is purely mercenary.  If you must
                                      love a security, stay in love with it until it
                                      gets overvalued; then let somebody else fall in
                                      love.



                                                [PICTURE OF ROY NEUBERGER]








                                        - 4 -






                                      ANY OTHER ADVICE FOR INVESTORS?

                                      I firmly believe that if you want to manage
                                      your own money, you must be a student of the
                                      market.  If you're unwilling or unable to do
                                      that, find someone else to manage your money
                                      for you.  Two options are a well-managed no-
                                      load mutual fund or, if you have enough assets
                                      for separate account management, a money
                                      manager you trust with a good record.


                                      HOW WOULD YOU DESCRIBE YOUR PERSONAL INVESTING
                                      STYLE?

                                      Every stock I buy is bought to be sold.  The
                                      market is a daily event, and I continually
                                      review my holdings looking for selling
                                      opportunities.  I take a profit occasionally on
                                      something that has gone up in price over what
                                      was expected and simultaneously take losses
                                      whenever misjudgment seems evident. This
                                      creates a reservoir of buying power that can be
                                      used to make fresh judgments on what are the
                                      best values in the market at that time. My
                                      active investing style has worked well for me
                                      over the years, but for most investors I
                                      recommend a longer-term approach.

                                      I tend not to worry very must about the day to
                                      day swings of the market, which are very hard
                                      to comprehend.  Instead, I try to be rather
                                      clever in diagnosing values and trying to win
                                      70 to 80 percent of the time.

                                      YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                      EXPERIENCE WITH THE "GREAT CRASH"?
















                                        - 5 -






                                      The only money I managed in the Panic of 1929
                                      was my own.  My portfolio was down about 12
                                      percent, and I had an uneasy feeling about the
                                      market and conditions in general.  Those were
                                      the days of 10 percent margin.  I studied the
                                      lists carefully for a stock that was overvalued
                                      in my opinion and which I could sell short as a
                                      hedge. I came across RCA at about $100 per
                                      share.  It had recently split 5 for 1 and
                                      appeared overvalued.  There were no dividends,
                                      little income, a low net worth and a weak
                                      financial position.  I sold RCA short in the
                                      amount equal to the dollar value of my long
                                      portfolio.  It proved to be a timely and
                                      profitable move.

                                      HOW DID THE CRASH OF 1929 AFFECT YOUR INVESTING
                                      STYLE?


                                      I am prematurely bearish when the market goes
                                      up for a long time and everybody is happy
                                      because they are richer.  I am very bullish
                                      when the market has gone down perceptibly and I
                                      feel it has discounted any troubles we are
                                      going to have.

                                      HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO
                                      MARKET BEHAVIOR?

                                      There are many factors in addition to economic
                                      statistics or security analysis in a buy or
                                      sell decision.  I believe psychology plays an
                                      important role in the Market.  Some people
                                      follow the crowd in hopes they'll be swept
                                      along in the right direction, but if the crowd
                                      is late in acting, this can be a bad move.

                                      I like to be contrary.  When things look bad, I
                                      become optimistic. When everything looks rosy,
                                      and the crowd is optimistic, I like to be a
                                      seller.  Sometimes I'm too early, but I
                                      generally profit.

                                      AS A RENOWNED ART COLLECTOR, DO YOU FIND
                                      SIMILARITIES BETWEEN SELECTING STOCKS AND
                                      SELECTING WORKS OF ART?






                                        - 6 -






                                      Both are an art, although picking stocks is a
                                      minor art compared with painting, sculpture or
       "When things look bad, I       literature.  I started buying art in the 30s,
       become optimistic.  When       and in the 40s it was a daily, almost hourly
       everything looks rosy, and     occurrence.  My inclination to buy the works of
       the crowd is optimistic, I     living artists comes from Van Gogh, who sold
       like to be a seller."          only one painting during his lifetime.  He died
                                      in poverty, only then to become a legend and
                                      have his work sold for millions of dollars.




                                                [PICTURE OF ROY NEUBERGER]


                                      There are more variables to consider now in
                                      both buying art and picking stocks.  In the
                                      modern stock markets, the heavy use of futures
                                      and options has changed the nature of the
                                      investment world.  In past times, the stock
                                      market was much less complicated, as was the
                                      art world.

                                      Artists rose and fell on their own merits
                                      without a lot of publicity and attention.  As
                                      more and more dealers are involved with
                                      artists, the price of their work becomes
                                      inflated.  So I almost always buy works of
                                      unknown, relatively undiscovered artists,
                                      which, I suppose is similar to value investing.

                                      But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.
















                                        - 7 -






                                      WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN
                                      YOUR LIFE?

                                      Being a founder of Neuberger & Berman and
                                      creating one of the first no-load mutual funds.
                                      I started on Wall Street in 1929, and during
                                      the depression I managed my own money and that
                                      of my clientele.  We all prospered, but I
                                      wanted to have my own firm.  In 1939 I became a
                                      founder of Neuberger & Berman, and for about 10
                                      years we managed money for individuals with
                                      substantial financial assets.  But I also
                                      wanted to offer the smaller investor the
                                      benefits of professional money management, so
                                      in 1950 I created the Guardian Mutual Fund (now
                                      known as the Neuberger & Berman Guardian Fund).
                                      The Fund was kind of an innovation in its time
                                      because it didn't charge a sales commission.  I
                                      thought the public was being overcharged for
                                      mutual funds, so I wanted to create a fund that
                                      would be offered directly to the public without
                                      a sales charge.  Now of course the "no-load"
                                      fund business is a huge industry.  I managed
                                      the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                      YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                      THE OFFICE EVERY DAY TO MANAGE YOUR
                                      INVESTMENTS.  WHY?

                                      I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.

                                      WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT
                                      INVESTING?

                                      Realize that there are opportunities at all
                                      times for the adventuresome investor.  And stay
                                      in good physical condition.  It's a strange
                                      thing.  You do not dissipate your energies by
                                      using them.  Exercise your body and your brain
                                      every day, and you'll do better in investments
                                      and in life.






                                        - 8 -






                                      ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                      Roy Neuberger is a founder of the investment
                                      management firm Neuberger & Berman, and a
                                      renowned value investor.  He is also a
                                      recognized collector of contemporary American
                                      art, much of which he has given away to museums
                                      and colleges across the country.

                                           During the 1920s, Roy studied art in
                                      Paris.  When he realized he didn't possess the
                                      talent to become an artist, he decided to
                                      collect art, and to support this passion, Roy
                                      turned to investing -- a pursuit for which his
                                      talents have proven more than adequate.


                                      A TALENT FOR INVESTING

                                           Roy began his investment career by joining
                                      a brokerage firm in 1929, seven months before
                                      the "Great Crash."  Just weeks before "Black
                                      Monday," he shorted the stock of RCA, thinking
                                      it was overvalued.  He profited from the
                                      falling market and gained a reputation for
                                      market prescience and stock selection that has
                                      lasted his entire career.

                                      NEUBERGER & BERMAN'S FOUNDING

                                           Roy's investing acumen attracted many
                                      people who wished to have him manage their
                                      money.  In 1939, at the age of 36, after
                                      purchasing a seat on the New York Stock
                                      Exchange, Roy founded Neuberger & Berman to
                                      provide money management services to people who
                                      lacked the time, interest or expertise to
                                      manage their own assets.















                                        - 9 -






                                      NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                      GROWTH

                                           Neuberger & Berman has grown through the
                                      years and now manages approximately $30 billion
                                      of equity and fixed income assets, both
                                      domestic and international, for individuals,
                                      institutions, and its family of no-load mutual
                                      funds.  Today, as when the firm was founded,
                                      Neuberger & Berman follows a value approach to
                                      investing, designed to enable clients to
                                      advance in good markets and minimize losses
                                      when conditions are less favorable.















                                           For more complete information about the
                                           Neuberger & Berman Guardian Fund,
                                           including fees and expenses, call
                                           Neuberger & Berman Management at 800-877-
                                           9700 for a free prospectus.  Please read
                                           it carefully, before you invest or send
                                           money.


















                                        - 10 -
























                                                       Neuberger & Berman Management
                                                       Inc.[SERVICE MARK]

                                                               605 Third Avenue, 2nd
                                                               Floor
                                                               New York, NY  10158-
                                                               0006
                                                               Shareholder Services
                                                               (800) 877-9700

                                                               [COPYRIGHT
                                                               SYMBOL]1995 Neuberger
                                                               & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS




                           NEUBERGER & BERMAN EQUITY ASSETS
                     POST-EFFECTIVE AMENDMENT NO. 2 ON FORM N-1A

                                       PART C

                                  OTHER INFORMATION

     Item 24.         Financial Statements and Exhibits
     -------          ---------------------------------

     (a)  Financial Statements:

                      Unaudited financial statements for Neuberger & Berman Socially Responsive Trust appear in Part B.

     (b)  Exhibits:

          Exhibit
          Number                  Description
          -------                 -----------

          (1)         (a)      Certificate of Trust.   Incorporated by Reference
                               to    Post-Effective    Amendment   No.    1   to
                               Registrant's  Registration  Statement, File  Nos.
                               33-82568  and  811-8106,   EDGAR  Accession   No.
                               000089-8432-95-000393.

                      (b) Trust Instrument of Neuberger & Berman Equity Assets. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 000089-8432-95-
                               000393.

                      (c) Schedule A - Current Series of Neuberger & Berman Equity Assets. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 000089-8432-95-000393.

          (2)                  By-Laws  of Neuberger  &  Berman  Equity  Assets.
                               Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 000089-8432-95-000393.

          (3)                  Voting Trust Agreement.  None.

          (4)         (a)      Specimen  Share  Certificate   for  Neuberger   &
                               Berman Socially Responsive  Trust.   Incorporated
                               by Reference to Pre-Effective  Amendment No. 2 to
                               Registrant's  Registration  Statement, File  Nos.
                               33-82568 and 811-8106.

                      (b)      Specimen  Share  Certificate   for  Neuberger   &
                               Berman Focus Assets.  To be Filed by Amendment.

                      (c)      Specimen  Share  Certificate   for  Neuberger   &
                               Berman  Guardian   Assets.    To   be  Filed   by
                               Amendment.

                      (d)      Specimen  Share  Certificate   for  Neuberger   &
                               Berman  Manhattan  Assets.     To  be  Filed   by
                               Amendment.

                      (e)      Specimen  Share  Certificate   for  Neuberger   &
                               Berman  Partners   Assets.     To  be   Filed  by
                               Amendment.

          (5)         (a)      (i)     Management   Agreement   Between   Equity
                                       Managers  Trust  and Neuberger  &  Berman
                                       Management  Incorporated.    Incorporated
                                       by Reference to Post-Effective  Amendment
                                       No.   70  to  Registration  Statement  of
                                       Neuberger  &  Berman Equity  Funds,  File
                                       Nos.   2-11357    and   811-582,    EDGAR
                                       Accession No. 0000898432-95-000314.

                               (ii) Schedule A - Series of Neuberger & Berman Equity Managers Trust Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000314.

                               (iii) Schedule B - Schedule of Compensation Under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR Accession No. 0000898432-95-000314.

                      (b)      (i)     Sub-Advisory Agreement Between  Neuberger
                                       &  Berman  Management  Incorporated   and
                                       Neuberger   &  Berman   with  Respect  to
                                       Equity  Managers Trust.   Incorporated by
                                       Reference   to  Post-Effective  Amendment

                                       No.   70  to  Registration  Statement  of
                                       Neuberger  &  Berman Equity  Funds,  File
                                       Nos.   2-11357    and   811-582,    EDGAR
                                       Accession No. 0000898432-95-000314.

                               (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, EDGAR
                                       Accession No. 0000898432-95-000314.

          (6)         (a)      (i)     Distribution Agreement Between  Neuberger
                                       & Berman  Equity Assets  and Neuberger  &
                                       Berman   Management   Incorporated   with
                                       Respect  to  Neuberger &  Berman Socially
                                       Responsive   Trust.     Incorporated   by
                                       Reference  to  Post-Effective   Amendment
                                       No.   1  to   Registrant's   Registration
                                       Statement,  File  Nos. 33-82568  and 811-
                                       8106, EDGAR Accession No.  0000898432-95-
                                       000393.

                               (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to the Distribution Agreement.
                                       Incorporated   by  Reference   to   Post-
                                       Effective    Amendment    No.    1     to
                                       Registrant's   Registration    Statement,
                                       File  Nos.  33-82568 and  811-8106, EDGAR
                                       Accession No. 0000898432-95-000393.

                      (b)      (i)     Form  of Distribution  Agreement  between
                                       Neuberger  &  Berman  Equity  Assets  and
                                       Neuberger     &     Berman     Management
                                       Incorporated   with  Respect   to   Other
                                       Series.  To be Filed by Amendment.

                               (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to Distribution Agreement. To be Filed by Amendment.

          (7)                  Bonus, Profit Sharing or Pension Plans.  None.

          (8)                  (a)     Custodian  Contract Between  Neuberger  &
                                       Berman  Equity  Assets and  State  Street
                                       Bank and Trust Company.  Incorporated  by
                                       Reference to Pre-Effective Amendment  No.
                                       1     to     Registrant's    Registration

                                       Statement,  File  Nos. 33-82568  and 811-
                                       8106.

                               (b) Schedule A - Approved Foreign Banking Institutions and Securities Depositories Under the Custodian Contract. Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement,
                                       File Nos. 33-82568 and 811-8106.

          (9)         (a)      (i)     Transfer    Agency   Agreement    Between
                                       Neuberger  &  Berman  Equity  Assets  and
                                       State  Street  Bank  and  Trust  Company.
                                       Incorporated   by   Reference   to   Pre-
                                       Effective    Amendment    No.    2     to
                                       Registrant's   Registration    Statement,
                                       File Nos. 33-82568 and 811-8106.

                               (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to the Transfer Agency Agreement. To be Filed by Amendment.

                      (b)      (i)     Administration     Agreement      Between
                                       Neuberger  &  Berman  Equity  Assets  and
                                       Neuberger     &     Berman     Management
                                       Incorporated.  To be Filed by Amendment.

                               (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to the Administration Agreement. To be Filed by Amendment.

                               (iii) Schedule B - Schedule of Compensation Under the Administration Agreement. To be Filed by Amendment.

          (10)                 Opinion and  Consent  of Kirkpatrick  &  Lockhart
                               LLP  on  Securities  Matters.   To  be  Filed  by
                               Amendment.

          (11)                 Opinions,   Appraisals,  Rulings   and  Consents.
                               None.

          (12)                 Financial  Statements  Omitted  from  Prospectus.
                               None.

          (13)                 Letter of Investment Intent.  None.

          (14)                 Prototype Retirement Plan.  None.

          (15)                 Plan Pursuant to Rule 12b-1.  None.

          (16)                 Schedule    of    Computation   of    Performance
                               Quotations.  None.

          (17)                 Financial Data Schedule.  Filed herewith.

          (18)                 Plan Pursuant to Rule 18f-3.  None.

     Item 25.         Persons  Controlled  By  or  Under  Common  Control   with
                      Registrant.

          No  person  is  controlled   by  or  under  common  control  with  the
     Registrant.

     Item 26.         Number of Holders of Securities.

          The following information is given as of November 30, 1995:

                                                          Number of
       Title of Class                                   Record Holders
       --------------                                   --------------
       Shares of beneficial
       interest, $0.001 par value, of:

       Neuberger & Berman Focus Assets                        0
       Neuberger & Berman Guardian Assets                     0
       Neuberger & Berman Manhattan Assets                    0
       Neuberger & Berman Partners Assets                     0
       Neuberger & Berman Socially Responsive Trust           1


     Item 27.         Indemnification.

          A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

          Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

          Section 9 of the Management Agreement between Equity Managers Trust ("Managers Trust") and Neuberger & Berman Management Inc. ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for the series of Managers Trust at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or any series thereof or its interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

          Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman")with respect to Managers Trust provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to liability for any act or omission or any loss suffered by any series of Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

          Section 8 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of each Series for performance of the Agreement by the Registrant on behalf of such Series, and neither the Shareholders of the Registrant, its Trustees nor any of the Registrant's officers, employees or agents, whether past,  present  or  future shall  be  personally  liable  therefor.
     Section 9 of the Agreement provides that each Series shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Series; or (ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement with respect to such Series; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such Series; provided, that N&B Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors.
     Section 10 of the Agreement provides that N&B Management shall indemnify each Series and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Series which result from: (i) N&B Management's failure to comply with the terms of the Agreement with respect to such Series; or
     (ii) N&B Management's lack of good faith in performing its obligations under the Agreement with respect to such Series; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement with respect to such Series. A Series shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Series or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

          Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     Item 28.         Business   and   Other   Connections   of   Adviser    and
     Sub-Adviser.

          There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

       Claudia A. Brandon              Secretary, Neuberger & Berman Advisers
       Vice President,                 Management Trust (Delaware business
       N&B Management                  trust); Secretary, Advisers Managers
                                       Trust; Secretary, Neuberger & Berman
                                       Advisers Management Trust
                                       (Massachusetts business trust) (1);
                                       Secretary, Neuberger & Berman Income
                                       Funds; Secretary, Neuberger & Berman
                                       Income Trust; Secretary, Neuberger &
                                       Berman Equity Funds; Secretary,
                                       Neuberger & Berman Equity Trust;
                                       Secretary, Income Managers Trust;
                                       Secretary, Equity Managers Trust;
                                       Secretary, Global Managers Trust;
                                       Secretary, Neuberger & Berman Equity
                                       Assets.

       Stacy Cooper-Shugrue            Assistant Secretary, Neuberger & Berman
       Assistant Vice President,       Advisers Management Trust (Delaware
       N&B Management                  business trust); Assistant Secretary,
                                       Advisers Managers Trust; Assistant
                                       Secretary, Neuberger & Berman Advisers
                                       Management Trust (Massachusetts
                                       business trust) (1); Assistant
                                       Secretary, Neuberger & Berman Income
                                       Funds; Assistant Secretary, Neuberger &
                                       Berman Income Trust; Assistant
                                       Secretary, Neuberger & Berman Equity
                                       Funds; Assistant Secretary, Neuberger &
                                       Berman Equity Trust; Assistant
                                       Secretary, Income Managers Trust;
                                       Assistant Secretary, Equity Managers
                                       Trust; Assistant Secretary, Global
                                       Managers Trust; Assistant Secretary,
                                       Neuberger & Berman Equity Assets.

       Robert Cresci                   Assistant Portfolio Manager, BNP-N&B
       Assistant Vice President,       Global Asset Management L.P. (joint
       N&B Management                  venture of Neuberger & Berman and
                                       Banque Nationale de Paris) (2);
                                       Assistant Portfolio Manager, Vontobel
                                       (Swiss bank) (3).

       Stanley Egener                  Chairman of the Board and Trustee,
       President and Director,         Neuberger & Berman Advisers Management
       N&B Management; General         Trust (Delaware business trust);
       Partner, Neuberger & Berman     Chairman of the Board and Trustee,
                                       Advisers Managers Trust; Chairman of
                                       the Board and Trustee, Neuberger &
                                       Berman Advisers Management Trust
                                       (Massachusetts business trust) (1);
                                       Chairman of the Board and Trustee,
                                       Neuberger & Berman Income Funds;
                                       Chairman of the Board and Trustee,
                                       Neuberger & Berman Income Trust;
                                       Chairman of the Board and Trustee,
                                       Neuberger & Berman Equity Funds;
                                       Chairman of the Board and Trustee,
                                       Neuberger & Berman Equity Trust;
                                       Chairman of the Board and Trustee,
                                       Income Managers Trust; Chairman of the
                                       Board and Trustee, Equity Managers
                                       Trust; Chairman of the Board and
                                       Trustee, Global Managers Trust;
                                       Chairman of the Board and Trustee,
                                       Neuberger & Berman Equity Assets.

       Robert I. Gendelman             Senior Portfolio Manager, Harpel
       Assistant Vice President,       Advisors (4).
       N&B Management

       Theodore P. Giuliano            Executive Vice President and Trustee,
       Vice President, N&B             Neuberger & Berman Income Funds (6);
       Management (5); General         Executive Vice President and Trustee,
       Partner, Neuberger & Berman     Neuberger & Berman Income Trust (6);
                                       Executive Vice President and Trustee,
                                       Income Managers Trust (6).

       Theresa A. Havell               President and Trustee, Neuberger &
       Vice President and Director,    Berman Income Funds; President and
       N&B Management; General         Trustee, Neuberger & Berman Income
       Partner, Neuberger & Berman     Trust; President and Trustee, Income
                                       Managers Trust

       C. Carl Randolph                Assistant Secretary, Neuberger & Berman
       General Partner, Neuberger &    Advisers Management Trust (Delaware
       Berman                          business trust); Assistant Secretary,
                                       Advisers Managers Trust; Assistant
                                       Secretary, Neuberger & Berman Advisers
                                       Management Trust (Massachusetts
                                       business trust) (1); Assistant
                                       Secretary, Neuberger & Berman Income
                                       Funds; Assistant Secretary, Neuberger &
                                       Berman Income Trust; Assistant
                                       Secretary, Neuberger & Berman Equity
                                       Funds; Assistant Secretary, Neuberger &
                                       Berman Equity Trust; Assistant
                                       Secretary, Income Managers Trust;
                                       Assistant Secretary, Equity Managers
                                       Trust; Assistant Secretary, Global
                                       Managers Trust; Assistant Secretary,
                                       Neuberger & Berman Equity Assets.

       Felix Rovelli                   Senior Vice President-Senior Equity
       Vice President, N&B             Portfolio Manager, BNP-N&B Global Asset
       Management                      Management L.P. (joint venture of
                                       Neuberger & Berman and Banque Nationale
                                       de Paris) (2); Portfolio Manager,
                                       Vontobel (Swiss bank) (7).

       Richard Russell                 Treasurer, Neuberger & Berman Advisers
       Vice President, N&B             Management Trust (Delaware business
       Management                      trust); Treasurer, Advisers Managers
                                       Trust; Treasurer, Neuberger & Berman
                                       Advisers Management Trust
                                       (Massachusetts business trust) (1);
                                       Treasurer, Neuberger & Berman Income
                                       Funds; Treasurer, Neuberger & Berman
                                       Income Trust; Treasurer, Neuberger &
                                       Berman Equity Funds; Treasurer,
                                       Neuberger & Berman Equity Trust;
                                       Treasurer, Income Managers Trust;
                                       Treasurer, Equity Managers Trust;
                                       Treasurer, Global Managers Trust;
                                       Treasurer, Neuberger & Berman Equity
                                       Assets.

       Daniel J. Sullivan              Vice President, Neuberger & Berman
       Senior Vice President,          Advisers Management Trust (Delaware
       N&B Management                  business trust); Vice President,
                                       Advisers Managers Trust; Vice
                                       President, Neuberger & Berman Advisers
                                       Management Trust (Massachusetts
                                       business trust) (1); Vice President,
                                       Neuberger & Berman Income Funds; Vice
                                       President, Neuberger & Berman Income
                                       Trust; Vice President, Neuberger &
                                       Berman Equity Funds; Vice President,
                                       Neuberger & Berman Equity Trust; Vice
                                       President, Income Managers Trust; Vice
                                       President, Equity Managers Trust; Vice
                                       President, Global Managers Trust; Vice
                                       President, Neuberger & Berman Equity
                                       Assets.

       Susan Switzer                   Portfolio Manager, Mitchell Hutchins
       Assistant Vice President,       Asset Management Inc., 1285 Avenue of
       N&B Management                  the Americas, New York, New York 10019
                                       (8).

       Michael J. Weiner               Vice President, Neuberger & Berman
       Senior Vice President and       Advisers Management Trust (Delaware
       Treasurer, N&B Management       business trust); Vice President,
                                       Advisers Managers Trust; Vice
                                       President, Neuberger & Berman Advisers
                                       Management Trust (Massachusetts
                                       business trust) (1); Vice President,
                                       Neuberger & Berman Income Funds; Vice
                                       President, Neuberger & Berman Income
                                       Trust; Vice President, Neuberger &
                                       Berman Equity Funds; Vice President,
                                       Neuberger & Berman Equity Trust; Vice
                                       President, Income Managers Trust; Vice
                                       President, Equity Managers Trust; Vice
                                       President, Global Managers Trust; Vice
                                       President, Neuberger & Berman Equity
                                       Assets.

       Lawrence Zicklin                President and Trustee, Neuberger &
       Director, N&B Management;       Berman Advisers Management Trust
       General Partner, Neuberger &    (Delaware business trust); President
       Berman                          and Trustee, Advisers Managers Trust;
                                       President and Trustee, Neuberger &
                                       Berman Advisers Management Trust
                                       (Massachusetts business trust) (1);
                                       President and Trustee, Neuberger &
                                       Berman Equity Funds; President and
                                       Trustee, Neuberger & Berman Equity
                                       Trust; President and Trustee, Equity
                                       Managers Trust; President, Global
                                       Managers Trust; President and Trustee,
                                       Neuberger & Berman Equity Assets


          The principal address of N&B Management, Neuberger & Berman, BNP-N&B Global Asset Management L.P. and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158. Other addresses to be provided by amendment.
     _________________________

     (1)  Until April 30, 1995.
     (2)  Until October 31, 1995.
     (3)  Until May 1994.
     (4)  Until 1993.
     (5)  Until November 4, 1994.
     (6)  Until June 22, 1994.
     (7)  Until April 1994.
     (8)  Until 1994.

     Item 29.         Principal Underwriters.

          (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                      Neuberger & Berman Advisers Management Trust
                      Neuberger & Berman Equity Funds
                      Neuberger & Berman Equity Trust
                      Neuberger & Berman Income Funds
                      Neuberger & Berman Income Trust

                      N&B  Management  Incorporated  is   also  the   investment
     manager to the master funds in which the above-named investment companies invest.

          (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                 POSITIONS AND OFFICES              POSITIONS AND OFFICES
       NAME                      WITH UNDERWRITER                   WITH REGISTRANT
       ----                      ----------------------             ---------------------


       Claudia A. Brandon        Vice President                     Secretary

       Patrick T. Byrne          Assistant Vice President           None

       Richard A. Cantor         Chairman of the Board and          None
                                   Director

       Robert Conti              Assistant Vice President           None

       Stacy Cooper-Shugrue      Assistant Vice President           Assistant Secretary

       Robert Cresci             Assistant Vice President           None

       William Cunningham        Vice President                     None

       Barbara DiGiorgio         Assistant Vice President           None

       Roberta D'Orio            Assistant Vice President           None

       Stanley Egener            President and Director             Chairman of the Board
                                                                    of Trustees
                                                                    (Chief Executive
                                                                    Officer)

       Robert I. Gendelman       Assistant Vice President           None

       Mark R. Goldstein         Vice President                     None

       Farha-Joyce Haboucha      Vice President                     None

       Theresa A. Havell         Vice President and Director        None

       Leslie Holliday-Soto      Assistant Vice President           None

       Michael M. Kassen         Vice President                     None

       Irwin Lainoff             Director                           None

       Michael Lamberti          Vice President                     None

       Josephine Mahaney         Vice President                     None

       Carmen G. Martinez        Assistant Vice President           None


                                                                     C-14






                                 POSITIONS AND OFFICES              POSITIONS AND OFFICES
       NAME                      WITH UNDERWRITER                   WITH REGISTRANT
       ----                      ----------------------             ---------------------

       Lawrence Marx III         Vice President                     None

       Ellen Metzger             Vice President and Secretary       None

       Paul Metzger              Assistant Vice President           None

       Janet W. Prindle          Vice President                     None

       Felix Rovelli             Vice President                     None

       Richard Russell           Vice President                     Treasurer (Principal
                                                                    Accounting Officer)

       Marvin C. Schwartz        Director                           None

       Kent C. Simons            Vice President                     None

       Frederick B. Soule        Vice President                     None

       Susan Switzer             Assistant Vice President           None

       Daniel J. Sullivan        Senior Vice President              Vice President

       Andrea Trachtenberg       Vice President of Marketing        None

       Judith M. Vale            Vice President                     None

       Clara Del Villar          Vice President                     None

       Susan Walsh               Assistant Vice President           None

       Michael J. Weiner         Senior Vice President and          Vice President
                                   Treasurer                        (Principal Financial
                                                                    Officer)

       Celeste Wischerth         Assistant Vice President           None

       Thomas Wolfe              Vice President                     None

       Lawrence Zicklin          Director                           Trustee and President



          (c)         No  commissions  or  other   compensation  were   received
     directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

     Item 30.         Location of Accounts and Records.

                      All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

     Item 31.         Management Services

                      Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

     Item 32.         Undertakings

                      Registrant hereby undertakes to file a Post-Effective Amendment to its Registration Statement, containing financial statements with respect to Neuberger & Berman Socially Responsive Trust, which need not be certified, within four to six months from the date of the Fund's commencement of operations.

                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY ASSETS certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 28th day of December, 1995.

                                       NEUBERGER & BERMAN EQUITY ASSETS


                                         By: /s/ Lawrence Zicklin
                                            -------------------------
                                                Lawrence Zicklin
                                                President

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 has been signed below by the following persons in the capacities and on the date indicated.

       Signature                      Title                 Date
       ----------                     -----                 ----

       /s/ Faith Colish               Trustee               December 28, 1995
       --------------------------
       Faith Colish

       /s/ Donald M. Cox              Trustee               December 28, 1995
       --------------------------
       Donald M. Cox

       /s/ Stanley Egener             Chairman of the       December 28, 1995
       --------------------------     Board and Trustee
       Stanley Egener                 (Chief Executive
                                      Officer)

       /s/ Howard A. Mileaf           Trustee               December 28, 1995
       --------------------------
       Howard A. Mileaf

       /s/ Edward I. O'Brien          Trustee               December 28, 1995
       --------------------------
       Edward I. O'Brien

       /s/ John T. Patterson, Jr.     Trustee               December 28, 1995
       --------------------------
       John T. Patterson, Jr.

       Signature                      Title                 Date
       ----------                     -----                 ----

       /s/ John P. Rosenthal          Trustee               December 28, 1995
       --------------------------
       John P. Rosenthal

       /s/ Cornelius T. Ryan          Trustee               December 28, 1995
       --------------------------
       Cornelius T. Ryan

       /s/ Gustave H. Shubert         Trustee               December 28, 1995
       --------------------------
       Gustave H. Shubert

       /s/ Alan R. Gruber             Trustee               December 28, 1995
       --------------------------
       Alan R. Gruber

       /s/ Lawrence Zicklin           President and         December 28, 1995
       --------------------------     Trustee
       Lawrence Zicklin

       /s/ Michael J. Weiner          Vice President        December 28, 1995
       --------------------------     (Principal
       Michael J. Weiner              Financial Officer)

       /s/ Richard Russell            Treasurer             December 28, 1995
       --------------------------     (Principal
       Richard Russell                Accounting
                                      Officer)

                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 2 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 28th day of December, 1995.

                                       EQUITY MANAGERS TRUST


                                       By:/s/ Lawrence Zicklin
                                         ------------------------
                                               Lawrence Zicklin
                                                President

              Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 2 has been signed below by the following persons in the capacities and on the date indicated.


       Signature                     Title                  Date
       ---------                     -----                  ----

       /s/ Faith Colish              Trustee                December 28, 1995
       ---------------------
       Faith Colish

       /s/ Donald M. Cox             Trustee                December 28, 1995
       ---------------------
       Donald M. Cox

       /s/ Stanley Egener            Chairman of the        December 28, 1995
       ---------------------         Board and Trustee
       Stanley Egener                (Chief Executive
                                     Officer)

       /s/ Howard A. Mileaf          Trustee                December 28, 1995
       ---------------------
       Howard A. Mileaf

       /s/ Edward I. O'Brien         Trustee                December 28, 1995
       ----------------------
       Edward I. O'Brien

       /s/ John T. Patterson, Jr.    Trustee                December 28, 1995
       ----------------------
       John T. Patterson, Jr.

       Signature                     Title                  Date
       ---------                     -----                  ----

       /s/ John P. Rosenthal         Trustee                December 28, 1995
       ----------------------
       John P. Rosenthal

       /s/ Cornelius T. Ryan         Trustee                December 28, 1995
       ----------------------
       Cornelius T. Ryan

       /s/ Gustave H. Shubert        Trustee                December 28, 1995
       ----------------------
       Gustave H. Shubert

       /s/ Alan R. Gruber            Trustee                December 28, 1995
       ----------------------
       Alan R. Gruber

       /s/ Lawrence Zicklin          President and          December 28, 1995
       ----------------------        Trustee
       Lawrence Zicklin

       /s/ Michael J. Weiner         Vice President         December 28, 1995
       ----------------------        (Principal Financial
       Michael J. Weiner             Officer)

       /s/ Richard Russell           Treasurer (Principal   December 28, 1995
       ----------------------        Accounting Officer)
       Richard Russell

                                                       NEUBERGER & BERMAN EQUITY ASSETS
                                                 POST-EFFECTIVE AMENDMENT NO. 2 ON FORM N-1A

                                                              INDEX TO EXHIBITS

                                                                                                  Sequentially
       Exhibit                                                                                      Numbered
       Number                                      Description                                        Page
       -------         -------------------------------------------------------------------        ------------


       (1)             (a)     Certificate of Trust.  Incorporated by Reference to Post-              N.A.
                               Effective Amendment No. 1 to Registrant's Registration
                               Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession
                               No. 000089-8432-95-000393.

                       (b)     Trust Instrument of Neuberger & Berman Equity Assets.                  N.A.
                               Incorporated by Reference to Post-Effective Amendment No. 1
                               to Registrant's Registration Statement, File Nos. 33-82568
                               and 811-8106, EDGAR Accession No. 000089-8432-95-000393.

                       (c)     Schedule A - Current Series of Neuberger & Berman Equity               N.A.
                               Assets.  Incorporated by Reference to Post-Effective
                               Amendment No. 1 to Registrant's Registration Statement,
                               File Nos. 33-82568 and 811-8106, EDGAR Accession No.
                               000089-8432-95-000393.

       (2)                     By-Laws of Neuberger & Berman Equity Assets.  Incorporated             N.A.
                               by Reference to Post-Effective Amendment No. 1 to
                               Registrant's Registration Statement, File Nos. 33-82568 and
                               811-8106, Edgar Accession No. 000089-8432-95-000393.

       (3)             Voting Trust Agreement.  None.                                                 N.A.

       (4)             (a)     Specimen Share Certificate for Neuberger & Berman Socially             N.A.
                               Responsive Trust.  Incorporated by Reference to Pre-
                               Effective Amendment No. 2 to Registrant's Registration
                               Statement, File Nos. 33-82568 and 811-8106.

                       (b)     Specimen Share Certificate for Neuberger & Berman Focus                N.A.
                               Assets.  To be Filed by Amendment.

                       (c)     Specimen Share Certificate for Neuberger & Berman Guardian             N.A.
                               Assets.  To be Filed by Amendment.

                       (d)     Specimen Share Certificate for Neuberger & Berman Manhattan            N.A.
                               Assets.  To be Filed by Amendment.

                       (e)     Specimen Share Certificate for Neuberger & Berman Partners             N.A.
                               Assets.  To be Filed by Amendment.






                                                                                                  Sequentially
       Exhibit                                                                                      Numbered
       Number                                      Description                                        Page
       -------         -------------------------------------------------------------------        ------------

       (5)             (a)     (i)      Management Agreement Between Equity Managers Trust            N.A.
                                        and Neuberger & Berman Management Incorporated.
                                        Incorporated by Reference to Post-Effective
                                        Amendment No. 70 to Registration Statement of
                                        Neuberger & Berman Equity Funds, File Nos. 2-11357
                                        and 811-582, EDGAR Accession No. 0000898432-95-
                                        000314.

                               (ii)     Schedule A - Series of Neuberger & Berman Equity              N.A.
                                        Managers Trust Currently Subject to the Management
                                        Agreement.  Incorporated by Reference to Post-
                                        Effective Amendment No. 70 to Registration
                                        Statement of Neuberger & Berman Equity Funds, File
                                        Nos. 2-11357 and 811-582, EDGAR Accession No.
                                        0000898432-95-000314.

                               (iii)    Schedule B - Schedule of Compensation Under the               N.A.
                                        Management Agreement.  Incorporated by Reference
                                        to Post-Effective Amendment No. 70 to Registration
                                        Statement of Neuberger & Berman Equity Funds, File
                                        Nos. 2-11357 and 811-582, EDGAR Accession No.
                                        0000898432-95-000314.

                       (b)     (i)      Sub-Advisory Agreement Between Neuberger & Berman             N.A.
                                        Management Incorporated and Neuberger & Berman
                                        with respect to Equity Managers Trust.
                                        Incorporated by Reference to Post-Effective
                                        Amendment No. 70 to registration statement of
                                        Neuberger & Berman Equity Funds, File Nos. 2-11357
                                        and 811-582, EDGAR Accession No. 0000898432-95-
                                        000314.

                               (ii)     Schedule A - Series of Equity Managers Trust
                                        Currently Subject to the Sub-Advisory Agreement.
                                        Incorporated by Reference to Post-Effective                   N.A.
                                        Amendment No. 70 to Registration Statement of
                                        Equity Managers Trust, File Nos. 2-11357 and 811-
                                        582, EDGAR Accession No. 0000898432-95-000314.

       (6)             (a)     (i)      Distribution Agreement Between Neuberger & Berman             N.A.
                                        Equity Assets and Neuberger & Berman Management
                                        Incorporated with respect to Neuberger & Berman
                                        Socially Responsive Trust.  Incorporated by
                                        Reference to Post-Effective Amendment No. 1 to
                                        Registrant's Registration Statement, File Nos. 33-
                                        82568 and 811-8106, EDGAR Accession No.
                                        0000898432-95-000393.






                                                                                                  Sequentially
       Exhibit                                                                                      Numbered
       Number                                      Description                                        Page
       -------         -------------------------------------------------------------------        ------------

                               (ii)     Schedule A - Series of Neuberger & Berman Equity              N.A.
                                        Assets Currently Subject to the Distribution
                                        Agreement.  Incorporated by Reference to Post-
                                        Effective Amendment No. 1 to Registrant's
                                        Registration Statement, File Nos. 33-82568 and
                                        811-8106, EDGAR Accession No. 0000898432-95-
                                        000393.

                       (b)     (i)      Form of Distribution Agreement between Neuberger &            N.A.
                                        Berman Equity Assets and Neuberger & Berman
                                        Management Incorporated with Respect to Other
                                        Series.  To be Filed by Amendment.

                               (ii)     Schedule A - Series of Neuberger & Berman Equity              N.A.
                                        Assets Currently Subject to Distribution
                                        Agreement.  To be Filed by Amendment.

       (7)             Bonus, Profit Sharing or Pension Plans.  None.                                 N.A.

       (8)             (a)     Custodian Contract Between Neuberger & Berman Equity Assets            N.A.
                               and State Street Bank and Trust Company.  Incorporated by
                               Reference to Pre-Effective Amendment No. 1 to Registrant's
                               Registration Statement, File Nos. 33-82568 and 811-8106.

                       (b)     Schedule A - Approved Foreign Banking Institutions and                 N.A.
                               Securities Depositories Under the Custodian Contract.
                               Incorporated by Reference to Pre-Effective Amendment No. 1
                               to Registrant's Registration Statement, File Nos. 33-82568
                               and 811-8106.

       (9)             (a)     (i)      Transfer Agency Agreement Between Neuberger &                 N.A.
                                        Berman Equity Assets and State Street Bank and
                                        Trust Company.  Incorporated by Reference to Pre-
                                        Effective Amendment No. 2 to Registrant's
                                        Registration Statement, File Nos. 33-82568 and
                                        811-8106.

                               (ii)     Schedule A - Series of Neuberger & Berman Equity              N.A.
                                        Assets Currently Subject to the Transfer Agency
                                        Agreement.  To be Filed by Amendment.

                       (b)     (i)      Administration Agreement Between Neuberger &                  N.A.
                                        Berman Equity Assets and Neuberger & Berman
                                        Management Incorporated.  To be Filed by
                                        Amendment.






                                                                                                  Sequentially
       Exhibit                                                                                      Numbered
       Number                                      Description                                        Page
       -------         -------------------------------------------------------------------        ------------

                               (ii)     Schedule A - Series of Neuberger & Berman Equity              N.A.
                                        Assets Currently Subject to the Administration
                                        Agreement.  To be Filed by Amendment.

                               (iii)    Schedule B - Schedule of Compensation Under the               N.A.
                                        Administration Agreement.  To be Filed by
                                        Amendment.

       (10)            Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities                N.A.
                       Matters.  To be Filed by Amendment.

       (11)            Opinions, Appraisals, Rulings and Consents.  None.                             N.A.

       (12)            Financial Statements Omitted from Prospectus.  None.                           N.A.

       (13)            Letter of Investment Intent.  None.                                            N.A.

       (14)            Prototype Retirement Plan.  None.                                              N.A.

       (15)            Plan Pursuant to Rule 12b-1.  None.                                            N.A.

       (16)            Schedule of Computation of Performance Quotations.  None.                      N.A.

       (17)            Financial Data Schedule.  Filed herewith.                                      N.A.

       (18)            Plan Pursuant to Rule 18f-3.  None.                                            N.A.
